                              1995 Annual Report

                         LORD ABBETT SECURITIES TRUST


--------------------------------------------------------------------------------

                       U.S. Government Securities Trust

               Limited Duration U.S. Government Securities Trust

                        National Tax-Free Income Trust

                       California Tax-Free Income Trust

                         Florida Tax-Free Income Trust

                        New York Tax-Free Income Trust

                              Global Income Trust

                             Bond-Debenture Trust

                             Growth & Income Trust

                                Balanced Trust

--------------------------------------------------------------------------------


                                  LORD ABBETT
                                 -------------
                                 COUNSEL GROUP
                                 -------------

================================================================================
Report to Shareholders  For the Fiscal Year Ended October 31, 1995
--------------------------------------------------------------------------------

[PHOTO - of Ronald P. Lynch]

Ronald P. Lynch,
Chairman


[PHOTO of Robert S. Dow]

Robert S. Dow,
President

November 20, 1995

Lord Abbett Securities Trust closed fiscal 1995 on October 31 with combined assets of $588.0 million. During the year, the Trust's portfolios and the financial markets in general performed well. Investor confidence in the U.S. equity and fixed-income markets increased as the Federal Reserve successfully contained an overheating economy and rising inflation.

     Early in 1995, industrial production and employment growth slowed in the face of higher interest rates, while employment costs remained flat. The hoped for "soft landing" (solid earnings growth with declining inflation) became a reality, justifying higher valuations for both stocks and long-term bonds.

     Many positive factors remain in place for continued strong performance in fixed-income and equity markets. Inflationary expectations world wide continue to abate, helping bond yields to remain near 6%, well below the 1994 peak of over 8%. In the municipal market, concern over future tax policy helped bond yields to remain at very attractive levels. Reduced supply of high-quality, long-term municipal bonds should increase the likelihood of positive total return. U.S. corporations' commitment to cost reductions, increased productivity and new technology should increase global competitiveness and equity valuations. Finally, the U.S. banking system's strong capital base and record profitability lend support to U.S. business both at home and abroad.

     Additionally, our forecast for continued low inflation and modest Gross Domestic Product (GDP) growth bodes well for the bond market. Continued economic growth will provide opportunities in the convertible and high-yield corporate bond markets.

     For 1996, we expect global short-term interest rates to resume their decline. Many indicators of future economic performance in Japan and Europe have suffered major reversals during the last six months. Moreover, with inflation low and falling, real short-term rates are too high to encourage stronger economic growth in many overseas markets.

     Our value style of management, with its focus on out-of-favor securities, is well-suited to the demands of a more selective marketplace. Please see the facing page for each portfolio's fiscal 1995 performance, including its total return (the percent change in net asset value, assuming the reinvestment of all distributions).

     We are pleased to announce that Lord Abbett Securities Trust's Board of Trustees has elected Robert S. Dow as President of the Trust. Mr. Dow, who has been a partner of Lord, Abbett & Co. for nine years, also serves as the Firm's Chief Investment Officer.

     We would like to thank all of our shareholders for their confidence in us. We remain committed to helping you achieve your financial goals and look forward to a long and prosperous relationship.

================================================================================
Fund Facts
--------------------------------------------------------------------------------

Lord Abbett Securities Trust's Record as of 10/31/95

                             Date of Inception   Distribution Rate   Net Asset Value   Monthly Dividend   1-Year Total Return/(1)/:
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Securities Trust                    6/1/93              7.58%              $4.59              $.029                12.5%
-----------------------------------------------------------------------------------------------------------------------------------
Limited Duration U.S.
Government Securities Trust         1/3/94              5.31%              $4.75              $.021                 8.0%
-----------------------------------------------------------------------------------------------------------------------------------
National Tax-Free
Income Trust                       10/1/93              4.94%              $4.74             $.0195                16.4%
-----------------------------------------------------------------------------------------------------------------------------------
California Tax-Free
Income Trust                       10/1/93              5.17%              $4.53             $.0195                12.9%
-----------------------------------------------------------------------------------------------------------------------------------
Florida Tax-Free
Income Trust                       10/1/93              5.09%              $4.60             $.0195                13.2%
-----------------------------------------------------------------------------------------------------------------------------------
New York Tax-Free
Income Trust                       10/1/93              5.02%              $4.66             $.0195                14.1%
-----------------------------------------------------------------------------------------------------------------------------------
Global Income Trust                 1/3/94              6.94%              $4.84              $.028                12.9%
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Trust                1/3/94              8.07%              $4.76              $.032                11.9%
-----------------------------------------------------------------------------------------------------------------------------------
Growth & Income Trust               1/3/94                --               $6.04                 --                21.8%
-----------------------------------------------------------------------------------------------------------------------------------
Balanced Trust                    12/27/94              4.07%             $11.34             $.0385                16.6%/(2)/
-----------------------------------------------------------------------------------------------------------------------------------

The results quoted herein represent past performance which is no indication of future results. The investment return and principal value of an investment in the Trusts will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

/(1)/ Total return is the percent change in value with dividends and capital gains reinvested. In the event a tax-free portfolio invests in private activity bonds, the interest income derived therefrom may increase the alternative minimum tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and/or local taxes (as applicable) may be applicable to interest income of such Trust.

/(2)/ Since inception.


--------------------------------------------------------------------------------
This report to shareholders inaugurates a new procedure whereby a single copy of the report is sent to an address to which more than one registered shareholder of the Trust with the same last name has indicated mail is to be delivered, unless additional reports are specifically requested in writing or by telephone.
--------------------------------------------------------------------------------

======================================================================================================================
Statement of Net Assets  October 31, 1995
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES TRUST                                                             Principal    Market Value
                            Security                                                            Amount       (Note 1a)
======================================================================================================================
INVESTMENTS IN SECURITIES 98.41%
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury               U.S. Treasury Strips due 5/15/2003                                $20,000M    $ 12,846,875
32.03%                      ------------------------------------------------------------------------------------------
                            U.S. Treasury Bonds 7 1/2% due 11/15/2024                           5,000M       5,713,281
                            ------------------------------------------------------------------------------------------
                            U.S. Treasury Bonds 7 5/8% due 11/15/2022                          20,000M      23,046,875
                            ------------------------------------------------------------------------------------------
                            U.S. Treasury Notes 7 1/4% due 8/15/2004                           14,000M      15,163,750
                            ------------------------------------------------------------------------------------------
                            U.S. Treasury Notes 9% due 5/15/1998                               25,000M      26,937,500
                            ------------------------------------------------------------------------------------------
                            U.S. Treasury Notes 11 5/8% due 11/15/2004                         15,000M      20,753,906
                            ------------------------------------------------------------------------------------------
                            Total                                                                          104,462,187
----------------------------------------------------------------------------------------------------------============
U.S. Government
Agencies 2.18%              Federal National Mortgage Association 7.65% due 3/10/2005           6,500M       7,111,406
----------------------------------------------------------------------------------------------------------============
Federal National            6 1/2% due on an announced basis                                   20,000M      19,837,500
Mortgage Association        ------------------------------------------------------------------------------------------
Pass-Through Securities     7% due 2010 to 2025                                                39,045M      39,004,342
51.52%                      ------------------------------------------------------------------------------------------
                            7 1/2% due 2025                                                    50,492M      51,044,658
                            ------------------------------------------------------------------------------------------
                            8% due 2010 to 2025                                                56,674M      58,171,406
                            ------------------------------------------------------------------------------------------
                            Total                                                                          168,057,906
----------------------------------------------------------------------------------------------------------============
Government National         7% due 1/15/2024                                                   10,812M      10,745,963
Mortgage Association        ------------------------------------------------------------------------------------------
Pass-Through Securities     8% due 3/15/2024                                                    4,344M       4,474,946
12.68%                      ------------------------------------------------------------------------------------------
                            8 1/4% due 6/15/2029                                                2,905M       2,949,518
                            ------------------------------------------------------------------------------------------
                            8 3/8% due 9/15/2016                                                5,816M       5,904,971
                            ------------------------------------------------------------------------------------------
                            8 1/2% due 1/15/2028                                                2,210M       2,254,688
                            ------------------------------------------------------------------------------------------
                            9% due 2018 to 2020                                                10,204M      10,800,709
                            ------------------------------------------------------------------------------------------
                            9 1/2% due 2019 to 2020                                             3,950M       4,222,030
                            ------------------------------------------------------------------------------------------
                            Total                                                                           41,352,825
                            ------------------------------------------------------------------------------============
                            Total Investments in Securities (Cost $314,433,070)                            320,984,324
======================================================================================================================
OTHER ASSETS, LESS LIABILITIES 1.59%
======================================================================================================================
Short-Term Securities,
at Market                   U.S. Treasury Notes 9 3/8% due 4/15/1996 (Cost $21,834,984)        21,450M      21,808,617
======================================================================================================================
Cash and Receivables, Net of Liabilities                                                                   (16,617,417)
                            ------------------------------------------------------------------------------------------
                            Total Other Assets, Less Liabilities                                             5,191,200
======================================================================================================================
Net Assets 100.00%          (equivalent to $4.59 a share on 71,091,246 shares of
                            beneficial interest outstanding)                                              $326,175,524
======================================================================================================================

See Notes to Financial Statements.

======================================================================================================================
Statement of Net Assets  October 31, 1995
----------------------------------------------------------------------------------------------------------------------
LIMITED DURATION U.S. GOVERNMENT SECURITIES TRUST                                            Principal    Market Value
                            Security                                                            Amount       (Note 1a)
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES 95.40%
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury               U.S. Treasury Notes 6% due 8/31/1997                               $1,000M    $  1,006,250
25.62%                      ------------------------------------------------------------------------------------------
                            U.S. Treasury Notes 6 1/8% due 7/31/2000                            2,000M       2,025,000
                            ------------------------------------------------------------------------------------------
                            Total                                                                            3,031,250
----------------------------------------------------------------------------------------------------------============
U.S. Government
Agencies 12.69%             Student Loan Marketing Association 5.65% due 2/22/1999+             1,500M       1,500,938
----------------------------------------------------------------------------------------------------------============
Federal Home Loan
Mortgage Corporation
Pass-Through Securities
3.26%                       9 1/2% CMO Class 175-F due 10/15/2019                                 426M         386,093
----------------------------------------------------------------------------------------------------------============
Federal National            7% due on an announced basis                                        1,800M       1,813,781
Mortgage Association        ------------------------------------------------------------------------------------------
Pass-Through Securities     7.15% CMO Class 92-18-G due 11/25/2005                              1,000M       1,016,875
32.75%                      ------------------------------------------------------------------------------------------
                            8 1/2% due 11/1/2002                                                  821M         856,186
                            ------------------------------------------------------------------------------------------
                            8 1/2% CMO Class 90-106-H due 1/25/2019                               185M         186,075
                            ------------------------------------------------------------------------------------------
                            Total                                                                            3,872,917
                            ------------------------------------------------------------------------------============

======================================================================================================================
Statement of Net Assets  October 31, 1995
----------------------------------------------------------------------------------------------------------------------
LIMITED DURATION U.S. GOVERNMENT SECURITIES TRUST                                            Principal    Market Value
                            Security                                                            Amount       (Note 1a)
----------------------------------------------------------------------------------------------------------------------
Government National         10% due 6/15/1995                                                  $  362M     $   397,899
Mortgage Association        ------------------------------------------------------------------------------------------
Pass-Through Securities     10 1/2% due 9/15/2016                                                 299M         331,405
6.16%                       ------------------------------------------------------------------------------------------
                            Total                                                                              729,304
-----------------------------------------------------------------------------------------------------------===========
Other                       7.92811% CMO Class 92-12-A2 due 12/25/2022                            558M         572,013
14.92%                      ------------------------------------------------------------------------------------------
                            8.60% CMO Class 32-B due 5/1/2016                                   1,154M       1,193,534
                            ------------------------------------------------------------------------------------------
                            Total                                                                            1,765,547
                            -------------------------------------------------------------------------------===========
                            Total Investments in Securities (Cost $11,187,999)                              11,286,049
======================================================================================================================
OTHER ASSETS, LESS LIABILITIES 4.60%
======================================================================================================================
Short-Term Securities,      Beneficial Corp. 5.72% due 11/6/1995                                  240M         240,000
at Cost                     ------------------------------------------------------------------------------------------
                            General Electric Co. 5.74% due 11/6/1995                              200M         200,000
                            ------------------------------------------------------------------------------------------
                            Total                                                                              440,000
======================================================================================================================
Short-Term Securities,      U.S. Treasury Notes 9 1/4% due 1/15/1996 (Cost $1,623,394)          1,590M       1,601,428
at Market                   ------------------------------------------------------------------------------------------
                            Total Short-Term Securities                                                      2,041,428
----------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                    (1,497,606)
                            ------------------------------------------------------------------------------------------
                            Total Other Assets, Less Liabilities                                               543,822
======================================================================================================================
Net Assets 100.00%          (equivalent to $4.75 a share on 2,492,636 shares of
                            beneficial interest outstanding)                                               $11,829,871
======================================================================================================================

+Floating rate note.
 See Notes to Financial Statements.

==================================================================================================================================
Statement of Net Assets  October 31, 1995
----------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE INCOME TRUST                                                             Rating*: S&P   Principal   Market Value
                         Security                                                            or Moody's      Amount      (Note 1a)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN MUNICIPAL BONDS 103.40%
----------------------------------------------------------------------------------------------------------------------------------
Prerefunded              Maryland St 6.70% 3/1/2005                                                 AAA     $  500M     $  553,125
20.67%                   ---------------------------------------------------------------------------------------------------------
                         Puerto Rico Commonwealth 8% 7/1/2007                                       AAA        500M        558,750
                         ---------------------------------------------------------------------------------------------------------
                         Puerto Rico Commonwealth Hwy Ser S 6 1/2% 7/1/2022                         AAA        150M        169,312
                         ---------------------------------------------------------------------------------------------------------
                         Puerto Rico Pub Bldg Auth Ser L 6 7/8% 7/1/2012                            AAA      1,000M      1,150,000
                         ---------------------------------------------------------------------------------------------------------
                         Puerto Rico Pub Bldg Auth Ser L 6 7/8% 7/1/2021                            AAA        450M        517,500
                         ---------------------------------------------------------------------------------------------------------
                         Texas Muni Pwr Agy Rev 14 5/8% 9/1/2012                                    AAA      2,000M      2,270,000
                         ---------------------------------------------------------------------------------------------------------
                         West Virginia St Sch Bldg Auth Rev Ser A MBIA+ 7 1/4% 7/1/2015             AAA      1,000M      1,132,500
                         ---------------------------------------------------------------------------------------------------------
                         Wisconsin St Clean Wtr Rev Ser 1 6 3/4% 6/1/2008                           AAA      2,175M      2,436,000
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                           8,787,187
------------------------------------------------------------------------------------------------------------------------==========
General Obligation       New York St Ser B 6% 8/15/2018                                               A        200M        203,000
State                    ---------------------------------------------------------------------------------------------------------
3.72%                    Ohio St 6.20% 8/1/2013                                                      AA        750M        810,937
                         ---------------------------------------------------------------------------------------------------------
                         Texas St Wtr Dev Bd 7.15% 8/1/2035                                          AA        500M        566,250
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                           1,580,187
------------------------------------------------------------------------------------------------------------------------==========
General Obligation       Colonial Beach VA 6% 5/1/2018                                                A        585M        587,194
Local                    ---------------------------------------------------------------------------------------------------------
3.78%                    Decatur TX Indpt Sch Dist 6 1/8% 8/1/2025                                  Aaa      1,000M      1,021,250
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                           1,608,444
------------------------------------------------------------------------------------------------------------------------==========
Finance                  Cumberland Co NC Ctfs AMBAC+ 6.40% 12/1/2024                               AAA        500M        531,250
3.71%                    ---------------------------------------------------------------------------------------------------------
                         Iowa St Fin Auth Rev 6 1/4% 5/1/2024                                         A        500M        531,875
                         ---------------------------------------------------------------------------------------------------------
                         North Dakota St Bldg Auth Lease Rev Ser A CGIC+ 6% 12/1/2013               AAA        500M        512,500
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                           1,575,625
------------------------------------------------------------------------------------------------------------------------==========
Health and Hospital      Flint MI Hosp Bldg Auth Rev 9 1/2% 7/1/2006                                Baa      1,500M      1,539,945
16.93%                   ---------------------------------------------------------------------------------------------------------
                         Massachusetts St Health & Ed Facs Auth Rev LINK MBIA+ 5.38% 7/1/2018       AAA      6,000M      5,655,000
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                           7,194,945
                         -----------------------------------------------------------------------------------------------==========

==================================================================================================================================
Statement of Net Assets  October 31, 1995
----------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE INCOME TRUST                                                             Rating*: S&P   Principal   Market Value
                         Security                                                            or Moody's      Amount      (Note 1a)
----------------------------------------------------------------------------------------------------------------------------------
Housing                  Arlington Co VA Ind Dev Auth Multi-Fam Rev Hsg Mtge
4.82%                    6.30% 7/1/2016                                                               A     $  500M    $   503,125
                         ---------------------------------------------------------------------------------------------------------
                         Maine St Hsg Auth Mtge Pur Ser A-2 AMT+++ 6 3/4% 11/15/2035                 AA        980M      1,013,075
                         ---------------------------------------------------------------------------------------------------------
                         Tennessee Hsg Dev Agy Mtge Ser A AMT+++ 7 1/8% 7/1/2026                      A        500M        531,875
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                           2,048,075
-----------------------------------------------------------------------------------------------------------------------===========
Industrial Revenue       Connecticut St Dev Auth Solid Waste Disp Facs Rev AMT+++ 7% 7/1/2025       AAA        500M        555,625
Bonds                    ---------------------------------------------------------------------------------------------------------
4.89%                    Maryland St Ind Dev Fin Auth Economic Dev Rev
                         LINK FSA+ 5.929% 8/26/2022                                                 AAA      1,500M      1,524,375
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                           2,080,000
-----------------------------------------------------------------------------------------------------------------------===========
Miscellaneous 1.26%      West Virginia St Sch Bldg Auth Rev Cap Imp Ser B MBIA+ 6 3/4% 7/1/20       AAA        500M        535,625
-----------------------------------------------------------------------------------------------------------------------===========
Pollution Control        Monroe Co MI Poll Ctrl Rev AMBAC+ AMT+++ 7.30% 9/1/2019                    AAA        500M        550,000
Revenue                  ---------------------------------------------------------------------------------------------------------
11.06%                   New Hampshire St Ind Dev Auth Rev AMT+++ 10 3/4% 10/1/2012                 BBB      1,130M      1,274,075
                         ---------------------------------------------------------------------------------------------------------
                         Ohio St Air Quality Dev Auth Rev FGIC+ 8% 12/1/2013                        AAA      2,000M      2,400,000
                         ---------------------------------------------------------------------------------------------------------
                         Ohio St Wtr Dev Auth Poll Ctrl Rev 5.95% 5/15/2029                         BBB        500M        476,250
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                           4,700,325
-----------------------------------------------------------------------------------------------------------------------===========
Power                    Intermountain Pwr Agy UT Pwr Supply Rev Ser B MBIA+ 6 1/2% 7/1/2010        AAA      2,000M      2,230,000
18.76%                   ---------------------------------------------------------------------------------------------------------
                         Milwaukee WI Loc Dist Heat AMT+++ 6.85% 10/1/2021                           AA        500M        538,750
                         ---------------------------------------------------------------------------------------------------------
                         New York St Energy Res & Dev LINK 6.367% 4/1/2020                            A      1,500M      1,563,750
                         ---------------------------------------------------------------------------------------------------------
                         Piedmont Muni Pwr Agy SC Elec Rev Ref FGIC+ 6 3/4% 1/1/2019                AAA        500M        569,375
                         ---------------------------------------------------------------------------------------------------------
                         Puerto Rico Elec Pwr Auth RIBS FSA+ 7.988% 7/1/2023++                      AAA      2,000M      2,062,500
                         ---------------------------------------------------------------------------------------------------------
                         Puerto Rico Elec Pwr Auth Rev LINK FSA+ 5.929% 7/1/2023                    AAA      1,000M      1,012,500
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                           7,976,875
-----------------------------------------------------------------------------------------------------------------------===========
Transportation           Capital Regional Arpt Comm VA Ser B AMBAC+ 8 1/8% 7/1/2014                 AAA      2,380M      2,939,300
12.83%                   ---------------------------------------------------------------------------------------------------------
                         Charlottesville-Albemarle VA Arpt Auth Arpt Rev Ref
                         AMT+++ 6 1/8% 12/1/2009                                                    BBB        410M        414,100
                         ---------------------------------------------------------------------------------------------------------
                         Melbourne FL Arpt Rev Ref MBIA+ 6 1/4% 10/1/2018                           AAA      1,000M      1,006,250
                         ---------------------------------------------------------------------------------------------------------
                         Metropolitan Atlanta Rapid Trans Auth GA Sales Tax Rev
                         AMBAC+ 6 1/4% 7/1/2020                                                     AAA      1,000M      1,092,500
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                           5,452,150
-----------------------------------------------------------------------------------------------------------------------===========
Water and Sewer          New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev
 .97%                     FGIC+ 6 3/4% 6/15/2014                                                     AAA        390M        412,913
                         ----------------------------------------------------------------------------------------------===========
                         Total Investments in Municipal Bonds (Cost $43,069,893)                                        43,952,351
==================================================================================================================================
OTHER ASSETS, LESS LIABILITIES (3.40)%
==================================================================================================================================
Short-Term               Texas St Tax & Rev Anticipation Notes Ser A
Securities, at Market    4 3/4% 8/30/1996 (Cost $705,054)                                          MIG1        700M        705,663
==================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                (2,147,643)
                         ---------------------------------------------------------------------------------------------------------
                         Total Other Assets, Less Liabilities                                                           (1,441,980)
==================================================================================================================================
Net Assets 100.00%       (equivalent to $4.74 a share on 8,974,279 shares of beneficial
                          interest outstanding)                                                                        $42,510,371
==================================================================================================================================

  * Ratings have not been audited by Deloitte & Touche LLP.
  + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
 ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1995.
    See page 16 for additional information.
+++ Income from these securities may be subject to the Alternative Minimum Tax.
    See Notes to Financial Statements.

=================================================================================================================================
Statement of Net Assets  October 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME TRUST                                                           Rating*: S&P   Principal  Market Value
                         Security                                                            or Moody's      Amount     (Note 1a)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN MUNICIPAL BONDS 97.39%
---------------------------------------------------------------------------------------------------------------------------------
Prerefunded              Los Angeles CA Convention Ctfs Ser A 7 3/8% 8/15/2018                      AAA     $  300M   $   336,375
20.92%                   --------------------------------------------------------------------------------------------------------
                         Los Angeles Trans Comm Sales Tax Rev Ser A 8% 7/1/2018                     AAA      1,750M     1,951,250
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Commonwealth Hwy Auth Rev Ser P 8 1/8% 7/1/2013                AAA        250M       280,000
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Pub Bldg Auth Ser H 7 7/8% 7/1/2007                            AAA        250M       270,625
                         --------------------------------------------------------------------------------------------------------
                         Sacramento CA Muni Util Dist Elec Rev Ser V 7 7/8% 8/15/2016               AAA        600M       669,750
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                          3,508,000
----------------------------------------------------------------------------------------------------------------------===========
General Obligation       Arcadia CA Unified Sch Dist Ser B FGIC+ 6 1/2% 7/1/2015                    AAA        200M       217,250
Local                    --------------------------------------------------------------------------------------------------------
4.30%                    Campbell CA Unified Elem Sch Dist Ser A MBIA+ 6 1/4% 8/1/2019              AAA        200M       209,750
                         --------------------------------------------------------------------------------------------------------
                         Fresno CA Unified Sch Dist Ser A MBIA+ 6 1/4% 8/1/2019                     AAA        280M       293,650
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                            720,650
----------------------------------------------------------------------------------------------------------------------===========
Education                California St Univ & Coll Students Union Rev Ser B
4.30%                    MBIA+ 6 1/8% 11/1/2024                                                     AAA        700M       721,875
----------------------------------------------------------------------------------------------------------------------===========
Health and Hospital      California Health Fac Auth Rev/Kaiser Permanente Ser A
5.04%                    6 1/2% 12/1/2020                                                            AA        285M       293,906
                         --------------------------------------------------------------------------------------------------------
                         California Health Fac Auth Rev/San Diego Hosp Assn
                         MBIA+ 6.95% 10/1/2021                                                      AAA        500M       550,625
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                            844,531
----------------------------------------------------------------------------------------------------------------------===========
Housing                  California Hsg Fin Agy Rev Home Mtge Ser A 7 3/8% 8/1/2017                  Aa        250M       268,750
4.54%                    --------------------------------------------------------------------------------------------------------
                         California Hsg Fin Agy Rev Home Mtge Ser G 7 1/4% 8/1/2017                  AA        450M       492,750
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                            761,500
----------------------------------------------------------------------------------------------------------------------===========
Pollution Control        California Poll Ctrl Rev/Pacific Gas & Elec
Revenue                  MBIA+ AMT+++ 8 3/4% 1/1/2007                                               AAA      1,000M     1,112,500
15.54%                   --------------------------------------------------------------------------------------------------------
                         California Poll Ctrl Rev/Pacific Gas & Elec
                         MBIA+ AMT+++ 8 7/8% 1/1/2010                                               AAA        400M       444,000
                         --------------------------------------------------------------------------------------------------------
                         California Poll Ctrl Rev/So CA Edison
                         MBIA+ AMT+++ 6.90% 12/1/2017                                               AAA        700M       760,375
                         --------------------------------------------------------------------------------------------------------
                         California Poll Ctrl Rev/So CA Edison
                         AMBAC+ AMT+++ 6.40% 12/1/2024                                              AAA        275M       288,750
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                          2,605,625
----------------------------------------------------------------------------------------------------------------------===========
Power                    Northern CA Transmission Rev RIBS MBIA+ 6.06% 4/29/2024++                  AAA        600M       558,750
9.04%                    --------------------------------------------------------------------------------------------------------
                         Puerto Rico Elec Pwr Auth Rev Ser X 6 1/8% 7/1/2021                          A        300M       309,375
                         --------------------------------------------------------------------------------------------------------
                         Riverside CA Elec Rev 6% 10/1/2015                                          Aa        445M       448,337
                         --------------------------------------------------------------------------------------------------------
                         Santa Clara CA Elec Rev Ser A MBIA+ 5 3/4% 7/1/2024                        AAA        200M       200,000
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                          1,516,462
----------------------------------------------------------------------------------------------------------------------===========
Solid Waste              California Poll Ctrl Fin Auth Solid Waste Rev/Browning Ferris
 .63%                     AMT+++ 6 3/4% 9/1/2019                                                       A        100M       105,875
----------------------------------------------------------------------------------------------------------------------===========
Transportation           Long Beach CA Harbor Rev Ser A AMT+++ 7 1/4% 5/15/2019                      Aa        150M       162,000
15.28%                   --------------------------------------------------------------------------------------------------------
                         Los Angeles CA Harbor Rev Ser A 6 1/2% 8/1/2025                             AA        300M       316,500
                         --------------------------------------------------------------------------------------------------------
                         Port Oakland CA Port Rev Ser B MBIA+ 7 1/4% 11/1/2016                      AAA        350M       371,437
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Commonwealth Hwy Auth Rev Ser Q 6% 7/1/2020                      A        500M       505,000
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Commonwealth Hwy Auth Rev Ser X 5 1/2% 7/1/2019                  A        200M       192,250
                         --------------------------------------------------------------------------------------------------------
                         San Francisco CA Bay Area Rapid Trans Dist Sales Tax Rev
                         FGIC+ 6.60% 7/1/2012                                                       AAA        240M       258,900
                         --------------------------------------------------------------------------------------------------------
                         San Francisco CA City & Co Arpt Rev 2nd Ser
                         AMBAC+ AMT+++ 6 1/2% 5/1/2018                                              AAA        200M       211,750
                         --------------------------------------------------------------------------------------------------------
                         San Francisco CA City & Co Arpt Rev 2nd Ser MBIA+ 6 3/4% 5/1/2020          AAA        500M       545,000
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                          2,562,837
----------------------------------------------------------------------------------------------------------------------===========
Water and Sewer          Burbank CA Wastewtr Treatment Rev Ser A FGIC+ 5 1/2% 6/1/2015              AAA        355M       349,231
17.80%                   --------------------------------------------------------------------------------------------------------
                         East Bay CA Muni Util Dist Wtr Sys Rev AMBAC+ 6 1/2% 6/1/2017              AAA        435M       468,169
                         --------------------------------------------------------------------------------------------------------
                         Long Beach CA Wtr Rev 6 1/8% 5/1/2019                                       AA        150M       153,375
                         --------------------------------------------------------------------------------------------------------
                         Long Beach CA Wtr Rev 6 1/4% 5/1/2024                                       AA        250M       258,438
                         --------------------------------------------------------------------------------------------------------
                         Los Angeles CA Wastewtr Rev Ser C 7.10% 6/1/2018                             A        480M       529,200
                         --------------------------------------------------------------------------------------------------------
                         Metropolitan Wtr Dist So CA Wtrwks Rev RIBS 7.559% 8/5/2022++               AA        350M       358,750
                         --------------------------------------------------------------------------------------------------------

=================================================================================================================================
Statement of Net Assets  October 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME TRUST                                                           Rating*: S&P   Principal  Market Value
                         Security                                                            or Moody's      Amount     (Note 1a)
---------------------------------------------------------------------------------------------------------------------------------
                         San Francisco CA City & Co Wtr Rev Ser A 6 1/2% 11/1/2017                   AA       $250M   $   266,250
                         --------------------------------------------------------------------------------------------------------
                         Vallejo CA Rev Wtr Imp FGIC+ 6 1/2% 11/1/2014                              AAA        565M       603,138
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                          2,986,551
                         ---------------------------------------------------------------------------------------------===========
                         Total Investments in Municipal Bonds (Cost $15,754,021)                                       16,333,906
=================================================================================================================================
OTHER ASSETS, LESS LIABILITIES 2.61%
=================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                  438,264
=================================================================================================================================
Net Assets 100.00%       (equivalent to $4.53 a share on 3,700,251 shares of
                         beneficial interest outstanding)                                                             $16,772,170
=================================================================================================================================

  * Ratings have not been audited by Deloitte & Touche LLP.
  + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
 ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1995.
    See page 16 for additional information.
+++ Income from these securities may be subject to the Alternative Minimum Tax.
    See Notes to Financial Statements.

=================================================================================================================================
Statement of Net Assets  October 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA TAX-FREE INCOME TRUST                                                              Rating*: S&P   Principal  Market Value
                         Security                                                            or Moody's      Amount     (Note 1a)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN MUNICIPAL BONDS 97.67%
---------------------------------------------------------------------------------------------------------------------------------
Prerefunded              Dade Co FL Health Facs Auth Hosp Rev/So Miami Hosp Prjt
21.01%                   MBIA+ 9 1/8% 7/1/2018                                                      AAA       $650M   $   685,093
                         --------------------------------------------------------------------------------------------------------
                         Florida St Bd Ed Cap Outlay Ser A 7 1/4% 6/1/2023                          AAA        200M       227,000
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Commonwealth 7 5/8% 7/1/2010                                   AAA        100M       115,750
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Commonwealth Hwy Auth Rev Ser O 8% 7/1/2005                    AAA        100M       111,750
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Commonwealth Hwy Auth Rev Ser Q 7 3/4% 7/1/2016                AAA        325M       377,813
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Elec Pwr Auth Rev Ser M 8% 7/1/2008                            AAA        275M       307,312
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Elec Pwr Auth Rev Ser P 7% 7/1/2021                            AAA        300M       342,750
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                          2,167,468
----------------------------------------------------------------------------------------------------------------------===========
General Obligation
State 4.76%              Florida St Bd Ed Cap Outlay Public Ed Ser C MBIA+
                         5.60% 6/1/2025                                                             AAA        500M       490,625
----------------------------------------------------------------------------------------------------------------------===========
General Obligation
Local 4.11%              Florida St Jacksonville Trans-SR Lien 6.40% 7/1/2022                        AA        400M       424,500
----------------------------------------------------------------------------------------------------------------------===========
Finance 5.15%            Puerto Rico Muni Fin Agy Ser A 6 1/2% 7/1/2019                               A        500M       531,250
----------------------------------------------------------------------------------------------------------------------===========
Health and Hospital      Altamonte Springs FL Health Fac Auth Hosp Rev/Adventist Health
17.89%                   AMBAC+ 7% 11/15/2014                                                       AAA        350M       387,625
                         --------------------------------------------------------------------------------------------------------
                         Miami FL Health Fac Auth Rev RIBS AMBAC+ 6.37% 8/15/2015++                 AAA        600M       531,750
                         --------------------------------------------------------------------------------------------------------
                         Palm Beach Co FL Health Facs Auth Rev/Hosp-Good Samaritan
                         MBIA+ 6.30% 10/1/2022                                                      AAA        350M       368,375
                         --------------------------------------------------------------------------------------------------------
                         St Petersburg FL Health Facs Auth Rev/Allegheny Health
                         Sys Ser A MBIA+ 7% 12/1/2015                                               AAA        250M       279,687
                         --------------------------------------------------------------------------------------------------------
                         Tampa FL Health Rev/Allegheny Health Sys/St Joseph
                         MBIA+ 6.70% 12/1/2018                                                      AAA        250M       278,438
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                          1,845,875
----------------------------------------------------------------------------------------------------------------------===========
Housing                  Florida Hsg Fin Agy Homeowner Mtge Ser 1B 6% 1/1/2017                       AA        350M       350,875
7.84%                    --------------------------------------------------------------------------------------------------------
                         Florida Hsg Fin Agy Sing Fam Mtge Ser B
                         GNMA+ AMT+++ 6.65% 7/1/2026                                                AAA        240M       250,500
                         --------------------------------------------------------------------------------------------------------
                         Palm Beach Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser A
                         GNMA+ AMT+++ 6.55% 4/1/2027                                                Aaa        200M       207,750
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                            809,125
----------------------------------------------------------------------------------------------------------------------===========
Pollution Control        Citrus Co FL Poll Ctrl Rev FL Pwr/Crystal Rivers
Revenue                  MBIA+ 6 5/8% 1/1/2027                                                      AAA        250M       269,688
4.15%                    --------------------------------------------------------------------------------------------------------
                         Pasco Co FL Poll Ctrl Rev FL Pwr/Anclote MBIA+ 6.35% 2/1/2022              AAA        150M       158,625
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                            428,313
                         ---------------------------------------------------------------------------------------------===========

=================================================================================================================================
Statement of Net Assets  October 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA TAX-FREE INCOME TRUST                                                              Rating*: S&P   Principal  Market Value
                         Security                                                            or Moody's      Amount     (Note 1a)
---------------------------------------------------------------------------------------------------------------------------------
Power                    Charlotte Co FL Util Rev FGIC+ 6 3/4% 10/1/2013                            AAA       $200M   $   223,000
8.25%                    --------------------------------------------------------------------------------------------------------
                         Puerto Rico Elec Pwr Auth Rev Ser X 5 1/2% 7/1/2025                          A        425M       408,000
                         --------------------------------------------------------------------------------------------------------
                         Reedy Creek FL Imp Dist Util Rev MBIA+ AMT+++ 8 1/2% 10/1/2009             AAA        200M       219,500
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                            850,500
----------------------------------------------------------------------------------------------------------------------===========
Solid Waste 2.57%        Orange Co FL Solid Waste Fac Rev FGIC+ 6 3/8% 10/1/2017                    AAA        250M       265,000
----------------------------------------------------------------------------------------------------------------------===========
Transportation           Dade Co FL Aviation Rev Ser B MBIA+ AMT+++ 6.60% 10/1/2022                 AAA        150M       159,562
16.88%                   --------------------------------------------------------------------------------------------------------
                         Dade Co FL Seaport Bd AMBAC+ 6 1/4% 10/1/2021                              AAA        150M       156,375
                         --------------------------------------------------------------------------------------------------------
                         Dade Co FL Seaport Bd AMBAC+ 6 1/2% 10/1/2026                              AAA        350M       374,500
                         --------------------------------------------------------------------------------------------------------
                         Greater Orlando FL Aviation Auth Arpt Fac Rev AMT+++
                         8 3/8% 10/1/2016                                                             A        350M       392,000
                         --------------------------------------------------------------------------------------------------------
                         Lee Co FL Trans Facs Rev MBIA+ 5 3/4% 10/1/2027                            AAA        200M       200,000
                         --------------------------------------------------------------------------------------------------------
                         Osceola Co FL Trans Rev MBIA+ 6.10% 4/1/2017                               AAA        250M       256,875
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Commonwealth Hwy Auth Rev Ser Q 6% 7/1/2020                      A        200M       202,000
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                          1,741,312
----------------------------------------------------------------------------------------------------------------------===========
Water and Sewer          Dade Co FL Wtr & Sewer Rev FGIC+ 5 3/4% 10/1/2022                          AAA        200M       200,500
5.06%                    --------------------------------------------------------------------------------------------------------
                         Miami FL Sani Sewer Sys FGIC+ 6 1/2% 1/1/2015                              AAA        300M       321,750
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                            522,250
                         --------------------------------------------------------------------------------------------------------
                         Total Investments in Municipal Bonds (Cost $9,833,859)                                        10,076,218
=================================================================================================================================
OTHER ASSETS, LESS LIABILITIES 2.33%
=================================================================================================================================
Short-Term               Texas St Tax & Rev Anticipation Notes Ser A
Securities, at Market    4 3/4% 8/30/1996 (Cost $302,486)                                          MIG1        300M       302,427
=================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                  (62,406)
---------------------------------------------------------------------------------------------------------------------------------
                         Total Other Assets, Less Liabilities                                                             240,021
=================================================================================================================================
Net Assets 100.00%       (equivalent to $4.60 a share on 2,244,148 shares of
                         beneficial interest outstanding)                                                             $10,316,239
=================================================================================================================================

   * Ratings have not been audited by Deloitte & Touche LLP.
   + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
  ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1995.
     See page 16 for additional information.
 +++ Income from these securities may be subject to the Alternative Minimum Tax.
     See Notes to Financial Statements.

=================================================================================================================================
Statement of Net Assets  October 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK TAX-FREE INCOME TRUST                                                             Rating*: S&P   Principal  Market Value
                         Security                                                            or Moody's      Amount     (Note 1a)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN MUNICIPAL BONDS 97.43%
---------------------------------------------------------------------------------------------------------------------------------
Prerefunded              New York City Wtr Fin Auth 7 3/4% 6/15/2020                                AAA     $1,085M    $1,273,519
30.24%                   --------------------------------------------------------------------------------------------------------
                         New York St Dorm Auth Rev Ser A 7 5/8% 7/1/2020                            AAA        250M       288,125
                         --------------------------------------------------------------------------------------------------------
                         New York St Urban Dev Ser 1 7 3/4% 1/1/2014                                AAA        275M       314,875
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Commonwealth 7.30% 7/1/2020                                    AAA        350M       400,313
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Commonwealth Hwy Auth Rev Ser P 8 1/8% 7/1/2013                AAA        125M       140,000
                         --------------------------------------------------------------------------------------------------------
                         Puerto Rico Elec Pwr Auth Rev 7% 7/1/2021                                  AAA        250M       285,625
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                          2,702,457
-----------------------------------------------------------------------------------------------------------------------==========
Education                New York NY City Ind Dev Agy Civil Fac Rev Ser A MBIA+
19.73%                   5 3/4% 9/1/2015                                                            AAA        250M       249,375
                         --------------------------------------------------------------------------------------------------------
                         New York St Dorm Auth Rev Ser A 6% 5/15/2016                               BBB        500M       500,625
                         --------------------------------------------------------------------------------------------------------
                         New York St Dorm Auth Rev Ser F 5% 7/1/2020                                Baa        360M       309,150
                         --------------------------------------------------------------------------------------------------------
                         New York St Dorm Auth Rev/City Univ MBIA+ 6 7/8% 7/1/2014                  AAA        250M       277,500
                         --------------------------------------------------------------------------------------------------------
                         New York St Dorm Auth Rev/City Univ Ser C FGIC+ 7% 7/1/2014                AAA        175M       191,844
                         --------------------------------------------------------------------------------------------------------
                         New York St Dorm Auth Rev/St Univ Ed Fac Ser B 7 1/2% 5/15/2011            BBB        200M       235,250
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                          1,763,744
-----------------------------------------------------------------------------------------------------------------------==========
Finance                  Municipal Assistance Corp NY Ser 58 7 3/8% 7/1/2008                         AA        150M       156,331
8.54%                    --------------------------------------------------------------------------------------------------------
                         New York St Loc Govt Assistance Corp Ser A 6 7/8% 4/1/2019                   A        550M       607,063
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                            763,394
                         ----------------------------------------------------------------------------------------------==========

=================================================================================================================================
Statement of Net Assets  October 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK TAX-FREE INCOME TRUST                                                             Rating*: S&P   Principal  Market Value
                         Security                                                            or Moody's      Amount     (Note 1a)
---------------------------------------------------------------------------------------------------------------------------------
Health and Hospital      New York St Med Care Facs Fin/Mental Health Ser A
5.31%                    7 1/2% 2/15/2021                                                           BBB       $225M    $  253,406
                         ---------------------------------------------------------------------------------------------------------
                         New York St Med Care Facs Fin/North Shore Univ Hosp
                         MBIA+ 7.20% 11/1/2020                                                      AAA        200M       221,500
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                            474,906
-----------------------------------------------------------------------------------------------------------------------===========
Housing 3.77%            New York St Mtge Agy Rev Ser 41 MBIA+ 6.45% 10/1/2014                      AAA        325M       336,781
-----------------------------------------------------------------------------------------------------------------------===========
Industrial Revenue
Bonds 4.22%              Puerto Rico Tel Auth Rev RIBS MBIA+ 6.834% 1/16/2015++                     AAA        400M       377,000
-----------------------------------------------------------------------------------------------------------------------===========
Miscellaneous 6.84%      United Nations Dev Corp Ser A 6% 7/1/2026                                    A        600M       611,250
-----------------------------------------------------------------------------------------------------------------------===========
Power                    New York St Energy Res & Dev/Bklyn Union Gas 7 1/8% 12/1/2020                A        150M       156,835
14.71%                   ---------------------------------------------------------------------------------------------------------
                         New York St Energy Res & Dev/Bklyn Union Gas Ser A
                         MBIA+ AMT+++ 6 3/4% 2/1/2024                                               AAA        200M       212,500
                         ---------------------------------------------------------------------------------------------------------
                         New York St Energy Res & Dev/Central Hudson Gas & Elec
                         MBIA+ AMT+++ 8 3/8% 12/1/2028                                              AAA        250M       282,500
                         ---------------------------------------------------------------------------------------------------------
                         New York St Energy Res & Dev/Con Edison Ser A AMT+++ 7 1/2% 7/1/2025         A        300M       326,625
                         ---------------------------------------------------------------------------------------------------------
                         New York St Energy Res & Dev/Con Edison Ser A
                         MBIA+ AMT+++ 7 1/8% 12/1/2029                                              AAA        150M       166,125
                         ---------------------------------------------------------------------------------------------------------
                         New York St Energy Res & Dev/Poll Ctrl Rev/Niagara Mohawk Ser A
                         FGIC+ 7.20% 7/1/2029                                                       AAA        150M       170,250
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                          1,314,835
-----------------------------------------------------------------------------------------------------------------------===========
Water and Sewer          New York City Muni Wtr Fin Auth Wtr & Sewer Sys Rev Ser A
4.07%                    FGIC+ 6% 6/15/2019                                                         AAA        250M       252,813
                         ---------------------------------------------------------------------------------------------------------
                         Puerto Rico Commonwealth Aqu & Sewer Rev Ser A 7 7/8% 7/1/2017               A        100M       111,000
                         ---------------------------------------------------------------------------------------------------------
                         Total                                                                                            363,813
                         ----------------------------------------------------------------------------------------------===========
                         Total Investments in Municipal Bonds (Cost $8,476,379)                                         8,708,180
==================================================================================================================================
OTHER ASSETS, LESS LIABILITIES 2.57%
==================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                  229,558
==================================================================================================================================
Net Assets 100.00%       (equivalent to $4.66 a share on 1,919,890 shares of Beneficial interest outstanding)          $8,937,738
==================================================================================================================================

   * Ratings have not been audited by Deloitte & Touche LLP.
   + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
  ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1995.
     See page 16 for additional information.
 +++ Income from these securities may be subject to the Alternative Minimum Tax.
     See Notes to Financial Statements.

=================================================================================================================================
Statement of Net Assets  October 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL INCOME TRUST                                                                                    Principal
                                                                                                          Amount
                                                                                        Rating*: S&P    in Local     Market Value
                         Security                                                         or Moody's    Currency  (Notes 1a & 1b)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES 94.98%
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN 52.57%
---------------------------------------------------------------------------------------------------------------------------------
Australia 1.10%          Australian Commonwealth Government Loan Stock 8 3/4% due 1/15/2001   AAA     $    110M        $   82,721
-----------------------------------------------------------------------------------------------------------------------==========
Belgium 3.00%            Government of Belgium 8 3/4% due 6/25/2002                            AA        6,000M           226,500
---------------------------------------------------------------------------------------------------------------------------------
Denmark 3.14%            Kingdom of Denmark 8% due 11/15/2001                                 AAA        1,250M           237,187
-----------------------------------------------------------------------------------------------------------------------==========
France 3.41%             French Government 7 3/4% due 4/12/2000                               AAA        1,200M           256,968
-----------------------------------------------------------------------------------------------------------------------==========
Germany                  Bundesrepublic 6% due 6/20/2016                                      AAA          700M           434,770
                         ----------------------------------------------------------------------------------------------==========
17.32%                   Bundesrepublic 7 3/8% due 1/3/2005                                   AAA        1,160M           871,403
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                          1,306,173
-----------------------------------------------------------------------------------------------------------------------==========
Italy 3.59%              Republic of Italy (BTP) 11% due 6/1/1998                              AA      430,000M           270,900
-----------------------------------------------------------------------------------------------------------------------==========
Japan                    International Bank for Reconstruction & Development
7.21%                    5 1/4% due 3/20/2002                                                 AAA       28,000M           320,040
                         --------------------------------------------------------------------------------------------------------
                         Republic of Austria (Yen) 5% due 1/22/2001                           AAA       20,000M           223,800
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                            543,840
                         ----------------------------------------------------------------------------------------------==========

=================================================================================================================================
Statement of Net Assets  October 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Principal
                                                                                                       Amount
GLOBAL INCOME TRUST                                                                  Rating*: S&P    in Local        Market Value
                         Security                                                      or Moody's    Currency     (Notes 1a & 1b)
---------------------------------------------------------------------------------------------------------------------------------
Netherlands 3.85%        Netherlands Government 6 1/2% due 4/15/2003                       AAA      $    450M          $  290,119
-----------------------------------------------------------------------------------------------------------------------==========
Spain 2.28%              Government of Spain 11.30% due 1/15/2002                           AA        21,000M             172,200
-----------------------------------------------------------------------------------------------------------------------==========
Sweden 2.34%             Kingdom of Sweden 13% due 6/15/2001                                AA         1,000M             176,330
-----------------------------------------------------------------------------------------------------------------------==========
United Kingdom 5.33%     U.K. Government Conv. 9% due 3/3/2000                             AAA           240M             402,223
                         ----------------------------------------------------------------------------------------------==========
                         Total Investments in Foreign Securities (Cost $3,865,152)                                      3,965,161
=================================================================================================================================
UNITED STATES 42.41%
=================================================================================================================================
                         Federal Home Loan Banks 6.11% due 10/17/1997                         AAA              250M       250,234
                         --------------------------------------------------------------------------------------------------------
                         Federal National Mortgage Association 6 1/2% due on an
                         announced basis                                                      AAA              250M       247,969
                         --------------------------------------------------------------------------------------------------------
                         Federal National Mortgage Association 6.85% due 8/22/2005            AAA              450M       467,438
                         --------------------------------------------------------------------------------------------------------
                         Federal National Mortgage Association 7% due on an announced basis   AAA              250M       247,930
                         --------------------------------------------------------------------------------------------------------
                         Federal National Mortgage Association 8 1/2% due 2/1/2005            AAA              250M       270,156
                         --------------------------------------------------------------------------------------------------------
                         Federal National Mortgage Association 8 1/2% due 9/1/2006            AAA              246M       256,055
                         --------------------------------------------------------------------------------------------------------
                         Government National Mortgage Association 6 1/2% due on an
                         announced basis                                                      AAA              550M       540,891
                         --------------------------------------------------------------------------------------------------------
                         Government National Mortgage Association 7% due on an
                         announced basis                                                      AAA              600M       595,969
                         --------------------------------------------------------------------------------------------------------
                         U.S. Treasury Notes 6 7/8% due 8/15/2025                             AAA              300M       322,031
                         --------------------------------------------------------------------------------------------------------
                         Total Investments in United States Securities (Cost $3,188,398)                                3,198,673
                         ----------------------------------------------------------------------------------------------==========
                         Total Investments in Securities (Cost $7,053,550)                                              7,163,834
=================================================================================================================================
OTHER ASSETS, LESS LIABILITIES 5.02%
=================================================================================================================================
Other     Short-Term     Beneficial Corp. 5.73% due 11/6/1995                                                  300M       300,000
Assets    Securities,    --------------------------------------------------------------------------------------------------------
          at Cost        Chevron Oil Finance Co. 5.58% due 11/1/1995                                           300M       300,000
                         --------------------------------------------------------------------------------------------------------
                         Total                                                                                            600,000
-----------------------------------------------------------------------------------------------------------------------==========
          Short-Term
          Securities,
          at Market      U.S. Treasury Notes 11 1/2% due 11/15/1995 (Cost $257,777)           AAA              250        250,508
                         ----------------------------------------------------------------------------------------------==========
                         Total Short-Term Securities                                                                      850,508
-----------------------------------------------------------------------------------------------------------------------==========
          Receivable     Securities sold                                                                                7,615,756
          for:           --------------------------------------------------------------------------------------------------------
                         Other                                                                                            286,724
                         --------------------------------------------------------------------------------------------------------
                         Total Other Assets                                                                             8,752,988
=================================================================================================================================
Liabilities
          Payable        Securities purchased                                                                           8,339,319
          for:           --------------------------------------------------------------------------------------------------------
                         Other                                                                                             35,218
                         --------------------------------------------------------------------------------------------------------
                         Total Liabilities                                                                              8,374,537
                         --------------------------------------------------------------------------------------------------------
                         Total Other Assets, Less Liabilities                                                             378,451
=================================================================================================================================
Net Assets 100.00%       (equivalent to $4.84 a share on 1,557,203 shares of
                         beneficial interest outstanding)                                                              $7,542,285
=================================================================================================================================

 * Ratings have not been audited by Deloitte & Touche LLP.
   See Notes to Financial Statements.

=======================================================================================================================
Statement of Net Assets  October 31, 1995
-----------------------------------------------------------------------------------------------------------------------
BOND-DEBENTURE TRUST                                                                         Principal    Market Value
                            Security                                                            Amount       (Note 1a)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES 91.84%
-----------------------------------------------------------------------------------------------------------------------
LOWER RATED STRAIGHT DEBT (Note 3) 60.75%
-----------------------------------------------------------------------------------------------------------------------
Agricultural                Agricultural Minerals & Chemical Inc. Sr. Notes 10 3/4/2003          $1,000M   $  1,081,250
2.90%                       -------------------------------------------------------------------------------------------
                            Arcadian Partner Sr. Notes Ser B 10 3/4/2005                          1,500M      1,627,500
                            -------------------------------------------------------------------------------------------
                            PMI Acquisition Corp. Sr. Sub. Notes 10 1/4/2003                      1,000M      1,036,250
                            -------------------------------------------------------------------------------------------
                            Total                                                                             3,745,000
-------------------------------------------------------------------------------------------------------------==========
Airlines .23%               US Air Inc. Equipment Trust Ser D 10.61/2007                            300M        302,859
-------------------------------------------------------------------------------------------------------------==========
Building Materials .98%     Associated Materials, Inc. Sr. Sub. Notes 11 1/2/2003                 1,500M      1,266,094
                            ---------------------------------------------------------------------------------==========

======================================================================================================================
Statement of Net Assets  October 31, 1995
----------------------------------------------------------------------------------------------------------------------
BOND-DEBENTURE TRUST                                                                         Principal    Market Value
                            Security                                                            Amount       (Note 1a)
----------------------------------------------------------------------------------------------------------------------
Chemicals                   Borden Chemical Sr. Notes 9 1/2/2005                                 $1,000M   $  1,030,000
3.45%                       -------------------------------------------------------------------------------------------
                            Huntsman Corp. 1st Mtge. Notes 11/2004                                1,000M      1,120,000
                            -------------------------------------------------------------------------------------------
                            Polymer Group Inc. Sr. Notes 12 3/4/2002+                               750M        765,000
                            -------------------------------------------------------------------------------------------
                            UCC Investors Holdings Sr. Sub. Notes 11/2003                         1,500M      1,535,625
                            -------------------------------------------------------------------------------------------
                            Total                                                                             4,450,625
-----------------------------------------------------------------------------------------------------------============
Communications              Adelphia Communications Corp. Sr. Notes Ser B 9 7/8/2005              1,000M        895,000
8.83%                       -------------------------------------------------------------------------------------------
                            Adelphia Communications Corp. Sr. Notes 12 1/2/2002                     500M        490,000
                            -------------------------------------------------------------------------------------------
                            CAI Wireless System Inc. Sr. Notes 12 1/4/2002                          650M        697,938
                            -------------------------------------------------------------------------------------------
                            Cellular Inc. Zero Coupon Sr. Sub. Discount Notes due 2003++          2,500M      1,950,000
                            -------------------------------------------------------------------------------------------
                            Cencall Communications Zero Coupon Sr. Discount Notes due 2004++      1,000M        522,500
                            -------------------------------------------------------------------------------------------
                            Horizon Cellular Inc. Zero Coupon Sr. Sub. Discount Notes due 2000++  1,000M        857,500
                            -------------------------------------------------------------------------------------------
                            IntelCom Group (USA) Inc. Zero Coupon Sr. Discount Notes due 2005+++  2,000M      1,130,000
                            -------------------------------------------------------------------------------------------
                            Marcus Cable Co. Sr. Deb. 11 7/8/2005                                   500M        517,500
                            -------------------------------------------------------------------------------------------
                            Metrocall Inc. Sr. Sub. Notes 10 3/8/2007                             1,000M      1,030,000
                            -------------------------------------------------------------------------------------------
                            Rogers Communications Inc. Sr. Sub. Deb. 10 7/8/2004                  1,500M      1,563,750
                            -------------------------------------------------------------------------------------------
                            Telewest PLC Zero Coupon Sr. Discount Deb. due 2007                   3,000M      1,756,875
                            -------------------------------------------------------------------------------------------
                            Total                                                                            11,411,063
-----------------------------------------------------------------------------------------------------------============
Computer Systems and
Peripherals .74%            Digital Equipment Sr. Notes 7 3/4/2023                                1,000M        955,781
-----------------------------------------------------------------------------------------------------------============
Consumer Products
1.62%                       American Standard Inc. Zero Coupon Sr. Sub. Deb. due 2005++           2,500M      2,096,875
-----------------------------------------------------------------------------------------------------------============
Container and               Calmar Inc. Sr. Sub. Notes 11 1/2/2005+                               1,000M      1,021,250
Packaging                   -------------------------------------------------------------------------------------------
3.62%                       Container Corp. of America Sr. Notes Ser A 11 1/4/2004                1,000M      1,055,000
                            -------------------------------------------------------------------------------------------
                            Owens Illinois Inc. Sr. Sub. Notes 10/2002                            1,500M      1,571,250
                            -------------------------------------------------------------------------------------------
                            Portola Packaging Inc. Sr. Notes 10 3/4/2005                          1,000M      1,025,000
                            -------------------------------------------------------------------------------------------
                            Total                                                                             4,672,500
-----------------------------------------------------------------------------------------------------------============
Food                        Heilman Acquisition Co. Sr. Sub. Notes 9 5/8/2004                     1,000M        275,000
1.60%                       -------------------------------------------------------------------------------------------
                            Seven-Up/R.C. Bottling Co. Sr. Secured Notes 11 1/2/1999*               500M        237,500
                            -------------------------------------------------------------------------------------------
                            Van de Kamp's Inc. Sr. Sub. Notes 12/2005+                            1,500M      1,548,750
                            -------------------------------------------------------------------------------------------
                            Total                                                                             2,061,250
-----------------------------------------------------------------------------------------------------------============
Forest Products .74%        Pacific Lumber Sr. Notes 10 1/2/2003                                  1,000M        960,000
-----------------------------------------------------------------------------------------------------------============
Hotel/Leisure               Act III Inc. Sr. Sub. Notes 11 7/8/2003                               1,000M      1,075,000
1.64%                       -------------------------------------------------------------------------------------------
                            Mohegan Tribal Gaming Authority 1st Mtge. Notes 13 1/2/2002+          1,000M      1,050,000
                            -------------------------------------------------------------------------------------------
                            Total                                                                             2,125,000
-----------------------------------------------------------------------------------------------------------============
Industrial and
Capital Goods .83%          SPX Corp. Sr. Sub. Notes 11 3/4/2002                                  1,000M      1,070,000
-----------------------------------------------------------------------------------------------------------============
Machinery                   Carbide Graphite Group Inc. Sr. Notes 11 1/2/2003                       454M        491,455
3.91%                       -------------------------------------------------------------------------------------------
                            Eagle Industries Inc. Zero Coupon Sr. Discount Notes due 2003++       2,000M      1,600,000
                            -------------------------------------------------------------------------------------------
                            Essex Group Inc. Sr. Notes 10/2003                                    2,000M      1,935,000
                            -------------------------------------------------------------------------------------------
                            IMO Industries Sr. Sub. Deb. 12/2001                                  1,000M      1,030,000
                            -------------------------------------------------------------------------------------------
                            Total                                                                             5,056,455
-----------------------------------------------------------------------------------------------------------============
Media                       Benedek Broadcasting Corp. Sr. Secured Notes 11 7/8/2005+             1,000M      1,065,000
4.58%                       -------------------------------------------------------------------------------------------
                            Granite Broadcasting Co. Sr. Sub. Notes Ser A 10 3/8/2005+              500M        516,875
                            -------------------------------------------------------------------------------------------
                            Granite Broadcasting Co. Sr. Sub. Deb. 12 3/4/2002                    1,000M      1,112,500
                            -------------------------------------------------------------------------------------------
                            Heritage Media Services, Inc. Sr. Secured Notes 11/2002               1,000M      1,068,750
                            -------------------------------------------------------------------------------------------
                            Sinclair Broadcasting Group, Inc. Sr. Notes 10/2005                   1,000M      1,032,500
                            -------------------------------------------------------------------------------------------
                            Young Broadcasting Inc. Sr. Sub. Notes 11 3/4/2004                    1,000M      1,115,000
                            -------------------------------------------------------------------------------------------
                            Total                                                                             5,910,625
                            -------------------------------------------------------------------------------============

======================================================================================================================
Statement of Net Assets  October 31, 1995
----------------------------------------------------------------------------------------------------------------------
BOND-DEBENTURE TRUST                                                                         Principal    Market Value
                            Security                                                            Amount       (Note 1a)
----------------------------------------------------------------------------------------------------------------------
Medical/Health              Genesis Health Ventures Sr. Sub. Notes 9 3/4/2005                    $1,000M   $  1,040,000
Care                        -------------------------------------------------------------------------------------------
2.87%                       Paracelsus Health Care Corp. Sr. Sub. Notes 9 7/8/2003                1,000M      1,015,000
                            -------------------------------------------------------------------------------------------
                            Quorum Healthcare Sr. Sub. Notes 11 7/8/2002                          1,000M      1,116,250
                            -------------------------------------------------------------------------------------------
                            Tenet Healthcare Sr. Sub. Notes 10 1/8/2005                             500M        540,000
                            -------------------------------------------------------------------------------------------
                            Total                                                                             3,711,250
-----------------------------------------------------------------------------------------------------------============
Oil and Gas                 Clark USA Inc. Zero Coupon Sr. Collateralized Notes due 2000          2,500M      1,603,125
4.81%                       -------------------------------------------------------------------------------------------
                            Crown Central Petroleum Corp. Sr. Notes 10 7/8/2005                   1,500M      1,567,500
                            -------------------------------------------------------------------------------------------
                            Gulf Canada Resources Sr. Sub. Notes 9 1/4/2004                         600M        603,000
                            -------------------------------------------------------------------------------------------
                            Metro Gas, S.A. Sr. Sub. Notes Ser A 12/2000+                         1,000M        972,500
                            -------------------------------------------------------------------------------------------
                            Nuevo Energy Co. Sr. Sub. Notes 12 1/2/2002                             500M        547,500
                            -------------------------------------------------------------------------------------------
                            United Meridian Corp. Sr. Sub. Notes 10 3/8/2005                        900M        920,250
                            -------------------------------------------------------------------------------------------
                            Total                                                                             6,213,875
-----------------------------------------------------------------------------------------------------------============
Oil Service .42%            Rowan Cos. Sr. Notes 11 7/8/2001                                        500M        542,500
-----------------------------------------------------------------------------------------------------------============
Paper and Pulp              Crown Paper Co. Sr. Sub. Notes 11/2005                                1,000M        957,500
4.60%                       -------------------------------------------------------------------------------------------
                            Domtar Inc. Deb. 11 1/4/2017                                          1,500M      1,590,000
                            -------------------------------------------------------------------------------------------
                            Repap Wisconsin Inc. Sr. Secured 2nd Priority 9 7/8/2006              1,500M      1,458,750
                            -------------------------------------------------------------------------------------------
                            S.D. Warren Co. Sr. Sub. Notes Ser B 12/2004+                           450M        497,250
                            -------------------------------------------------------------------------------------------
                            Stone Container Corp. 1st Mtge. 10 3/4/2002                           1,000M      1,048,750
                            -------------------------------------------------------------------------------------------
                            Tembec Finance Corp. Sr. Notes 9 7/8/2005                               400M        394,500
                            -------------------------------------------------------------------------------------------
                            Total                                                                             5,946,750
-----------------------------------------------------------------------------------------------------------============
Printing and
Publishing .73%             Webcraft Technologies Inc. Sub. Notes 9 3/8/2002                      1,000M        940,000
-----------------------------------------------------------------------------------------------------------============
Real Estate .63%            Trizec Finance Sr. Notes 10 7/8/2005                                    800M        808,000
-----------------------------------------------------------------------------------------------------------============
Retail 1.26%                United Stationers Supply Co. Sr. Sub. Notes 12 3/4/2005+              1,500M      1,631,250
----------------------------------------------------------------------------------------------------------------------
Steel                       AK Steel Corp. Sr. Notes 10 3/4/2004                                  1,000M      1,095,000
3.15%                       -------------------------------------------------------------------------------------------
                            G.S. Technologies Operating Co. Sr. Notes 12 1/4/2005                 1,000M      1,015,000
                            -------------------------------------------------------------------------------------------
                            Ivaco Inc. Sr. Notes Ser B 11 1/2/2005                                  500M        497,500
                            -------------------------------------------------------------------------------------------
                            WCI Steel Inc. Sr. Notes 10 1/2/2002                                  1,500M      1,456,875
                            -------------------------------------------------------------------------------------------
                            Total                                                                             4,064,375
-----------------------------------------------------------------------------------------------------------============
Supermarket                 Bruno's Inc. Sr. Sub. Notes 10 1/2/2005                               1,000M        981,250
3.04%                       -------------------------------------------------------------------------------------------
                            Farm Fresh Holdings Sr. Notes P.I.K.+++ 14 1/4/2002                     658M        309,479
                            -------------------------------------------------------------------------------------------
                            Pathmark Stores Inc. Zero Coupon Sub. Notes due 2003                  2,500M      1,628,125
                            -------------------------------------------------------------------------------------------
                            Ralphs Grocery Store Co. Sr. Notes 10.45/2004                         1,000M      1,005,000
                            -------------------------------------------------------------------------------------------
                            Total                                                                             3,923,854
-----------------------------------------------------------------------------------------------------------============
Textile                     Dan River Inc. Sr. Sub. Notes 10 1/8/2003                             1,000M      1,008,750
2.77%                       -------------------------------------------------------------------------------------------
                            Fieldcrest Cannon Inc. Sr. Sub. Notes 11 1/4/2004                     1,000M      1,035,000
                            -------------------------------------------------------------------------------------------
                            Tultex Corp. Sr. Notes 10 5/8/2005                                      500M        526,250
                            -------------------------------------------------------------------------------------------
                            Westpoint Stevens Sr. Sub. Deb. 9 3/8/2005                            1,000M      1,002,500
                            -------------------------------------------------------------------------------------------
                            Total                                                                             3,572,500
-----------------------------------------------------------------------------------------------------------============
Utility .81%                Beaver Valley Funding Corp. Secured Lease Obligation 9/2017           1,246M      1,042,551
                            -------------------------------------------------------------------------------============
                            Total Investments in Lower Rated Straight Debt (Cost $84,519,520)                78,481,032
=======================================================================================================================
CONVERTIBLE DEBT 8.59%
=======================================================================================================================
Automotive 1.22%            Magna Intl. Conv. Sub. Deb. 5/2002                                    1,550M      1,581,000
-----------------------------------------------------------------------------------------------------------============
Communications              LDDS Communication Inc. Conv. Sub. Deb. 5/2003                          500M        512,500
 .93%                        -------------------------------------------------------------------------------------------
                            Telekom Malaysia Conv. Sub. Deb. 4/2004+                                750M        690,000
                            -------------------------------------------------------------------------------------------
                            Total                                                                             1,202,500
-----------------------------------------------------------------------------------------------------------============
Data Processing             Automatic Data Processing Zero Coupon Conv. Sub. Deb. due 2012        2,000M        950,000
Equipment and               -------------------------------------------------------------------------------------------
Components 1.90%            EMC Corp. Conv. Sub. Deb. 4 1/4/2001                                  1,500M      1,501,875
                            -------------------------------------------------------------------------------------------
                            Total                                                                             2,451,875
                            -------------------------------------------------------------------------------============

==========================================================================================================================
Statement of Net Assets  October 31, 1995
--------------------------------------------------------------------------------------------------------------------------
BOND-DEBENTURE TRUST                                                                             Principal
                                                                                                    Amount
                                                                                                 or Number    Market Value
                            Security                                                             of Shares       (Note 1a)
--------------------------------------------------------------------------------------------------------------------------
Drugs/Pharmaceuticals       Elan International Finance, Ltd. Zero Coupon Conv. Sub. Deb. due 2012    $2,000M   $    910,000
2.76%                       -----------------------------------------------------------------------------------------------
                            Roche Holdings Inc. Zero Coupon Conv. Sub. Deb. due 2010+                 4,000M      1,665,000
                            -----------------------------------------------------------------------------------------------
                            Sandoz Capital, BVI, Ltd. Conv. Sub. Deb. 2/2002+                         1,125M        992,812
                            -----------------------------------------------------------------------------------------------
                            Total                                                                                 3,567,812
---------------------------------------------------------------------------------------------------------------============
Electronics .39%            Checkpoint Systems Inc. Conv. Sub. Deb. 5 1/4/2005+                         500M        503,750
---------------------------------------------------------------------------------------------------------------============
Medical/Health
Care .74%                   Integrated Health Svs. Conv. Sub. Deb. 6/2003                             1,000M        950,000
---------------------------------------------------------------------------------------------------------------============
Waste Management .65%       WMX Technologies Inc. Conv. Sub. Notes 2/2005                             1,000M        845,000
                            -----------------------------------------------------------------------------------============
                            Total Investments in Convertible Debt (Cost $8,776,582)                              11,101,937
===========================================================================================================================
PREFERRED AND CONVERTIBLE-PREFERRED STOCKS, COMMON STOCKS AND WARRANTS 7.63%
===========================================================================================================================
Banking .66%                Ahmanson, H.F. & Co. $3.00 Conv. Pfd. D                                   15,000        858,750
---------------------------------------------------------------------------------------------------------------============
Chemicals .61%              Atlantic Richfield (Lyondell Petrochemical) $2.23 Conv. Pfd. C            35,000        783,125
---------------------------------------------------------------------------------------------------------------============
Data Processing Equip-
ment and Components
1.04%                       General Motors Corp. (Electronic Data Systems) $3.25 Conv. Pfd. Ser C     20,000      1,340,000
---------------------------------------------------------------------------------------------------------------============
Financial .42%              American Express Company $2.30 Conv. Pfd. Notes                           10,000        548,750
---------------------------------------------------------------------------------------------------------------============
Insurance                   American General $3.00 Conv. Pfd. A                                       20,000      1,035,000
1.94%                       -----------------------------------------------------------------------------------------------
                            Penncorp Financial $3.375 Conv. Pfd.                                       6,500        391,625
                            -----------------------------------------------------------------------------------------------
                            St. Paul's Capital $3.00 Conv. Pfd. M                                     20,000      1,080,000
                            -----------------------------------------------------------------------------------------------
                            Total                                                                                 2,506,625
---------------------------------------------------------------------------------------------------------------============
Medical/Health
Care .69%                   Beverly Enterprises $2.75 Conv. Pfd.                                      17,500        892,500
---------------------------------------------------------------------------------------------------------------============
Oil and Gas .60%            Unocal Corp. $3.50 Conv. Pfd.+                                            15,000        780,000
---------------------------------------------------------------------------------------------------------------============
Paper and Pulp 1.03%        International Paper Co. $2.625 Conv. Pfd. Notes+                          30,000      1,327,500
---------------------------------------------------------------------------------------------------------------============
Waste Management            Browning Ferris Industries Inc. $2.58 Conv. Pfd.                          25,000        821,875
 .64%                        -----------------------------------------------------------------------------------============
                            Total Investments in Preferred and Convertible-Preferred Stocks
                            (Cost $5,601,839)                                                                     9,859,125
===========================================================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS 14.87%
===========================================================================================================================
                            Federal National Mortgage Association due on an announced basis           5,000M      4,958,594
                            -----------------------------------------------------------------------------------------------
                            Federal National Mortgage Association 8 7/8% due 7/10/2001                4,500M      4,595,625
                            -----------------------------------------------------------------------------------------------
                            Government National Mortgage Association due on an announced basis        3,000M      2,914,688
                            -----------------------------------------------------------------------------------------------
                            Government National Mortgage Association 8% due 5/15/2024                   937M        964,452
                            -----------------------------------------------------------------------------------------------
                            U.S. Treasury Notes 6 1/2% due 8/15/2005                                  2,000M      2,071,562
                            -----------------------------------------------------------------------------------------------
                            U.S. Treasury Notes 8 3/4% due 10/15/1997                                 3,500M      3,699,062
                            -----------------------------------------------------------------------------------------------
                            Total Investments in U.S. Government and Agency Obligations
                            (Cost $19,170,527)                                                                   19,203,983
                            -----------------------------------------------------------------------------------============
                            Total Investments in Securities (Cost $118,068,468)                                 118,646,077
===========================================================================================================================
OTHER ASSETS, LESS LIABILITIES 8.16%
===========================================================================================================================
Other    Short-Term         Federal Home Loan Banks Ser UA 13% due 7/19/1996                          3,000M      3,156,563
Assets   Securities,        -----------------------------------------------------------------------------------------------
         at Market          Federal Home Loan Mortgage Corporation Ser A 12% due 3/13/1996            3,000M      3,064,688
                            -----------------------------------------------------------------------------------------------
                            Federal National Mortgage Association Ser A 14% due 9/25/1996             7,000M      7,507,500
                            -----------------------------------------------------------------------------------------------
                            U.S. Treasury Notes 11 1/2% due 11/15/1995                                3,400M      3,406,906
                            -----------------------------------------------------------------------------------------------
                            Total (Cost $17,381,918)                                                             17,135,657
                            -----------------------------------------------------------------------------------============
         Short-Term         Beneficial Corp. 5.72% due 11/6/1995                                        700M        700,000
         Securities,        -----------------------------------------------------------------------------------------------
         at Cost            Prudential Funding Corp. 5.82% due 11/1/1995                                300M        300,000
                            -----------------------------------------------------------------------------------------------
                            Total                                                                                 1,000,000
                            -----------------------------------------------------------------------------------============
                            Total Short-Term Securities                                                          18,135,657
---------------------------------------------------------------------------------------------------------------============
         Receivable for:    Securities sold                                                                       3,021,539
                            -----------------------------------------------------------------------------------------------
                            Other                                                                                 4,871,379
                            -----------------------------------------------------------------------------------------------
                            Total Other Assets                                                                   26,028,575
                            -----------------------------------------------------------------------------------============

================================================================================
Statement of Net Assets  October 31, 1995
--------------------------------------------------------------------------------

BOND-DEBENTURE TRUST                                                                                                    Market Value
                                                                                                                           (Note 1a)
------------------------------------------------------------------------------------------------------------------------------------
Liabilities   Payable for:  Securities purchased                                                                        $ 15,438,657
                            --------------------------------------------------------------------------------------------------------
                            Other                                                                                             47,798
                            --------------------------------------------------------------------------------------------------------
                            Total Liabilities                                                                             15,486,455
                            --------------------------------------------------------------------------------------------------------
                            Total Other Assets, Less Liabilities                                                          10,542,120
====================================================================================================================================
Net Assets 100.00%          (equivalent to $4.76 a share on 27,118,423 shares of
                            beneficial interest outstanding)                                                            $129,188,197
------------------------------------------------------------------------------------------------------------------------------------

   * Non-income producing security.

   + Restricted security under Rule 144A.

  ++ Deferred interest debentures pay no interest for a stipulated number of years, after which they pay an indicated coupon rate.

 +++ Represents a payment-in-kind security, which may pay interest/dividends in additional face/shares.

     See Notes to Financial Statements.

================================================================================
Statement of Net Assets October 31, 1995
--------------------------------------------------------------------------------
GROWTH & INCOME TRUST

                                                                                                                             Market
                                                                        Number                                                Value
                                   Security                          of Shares                                             (Note 1a)
===================================================================================================================================
INVESTMENTS IN COMMON AND
CONVERTIBLE-PREFERRED STOCKS 94.46%
------------------------------------------------------------------------------------------------------------------------------------

Aerospace                           Boeing Co.                           8,400                                            $  551,250
2.28%                               ------------------------------------------------------------------------------------------------
                                    Lockheed Martin Corp.                2,878                                               196,064
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    747,314
--------------------------------------------------------------------------------------------------------------------------==========
Airlines .76%                       British Airways plc ADR              3,500                                               250,250
--------------------------------------------------------------------------------------------------------------------------==========
Apparel 1.30%                       VF Corp.                             8,900                                               426,087
--------------------------------------------------------------------------------------------------------------------------==========
Auto Parts                          Genuine Parts Company               19,900                                               788,538
4.38%                               ------------------------------------------------------------------------------------------------
                                    Snap-On, Inc.                        9,200                                               389,850
                                    ------------------------------------------------------------------------------------------------
                                    TRW Inc.                             3,900                                               256,425
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                  1,434,813
--------------------------------------------------------------------------------------------------------------------------==========
Automobiles                         Ford Motor Co.
1.92%                               $4.20 Cum. Conv. Pfd. A                500                                                47,000
                                    ------------------------------------------------------------------------------------------------
                                    General Motors Corp.                13,300                                               581,875
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    628,875
--------------------------------------------------------------------------------------------------------------------------==========
Banks:                              Bank of Boston Corp.                 6,100                                               271,450
Money Center                        ------------------------------------------------------------------------------------------------
2.92%                               Chemical Banking Corp.               6,700                                               381,063
                                    ------------------------------------------------------------------------------------------------
                                    First Chicago Corp.                  4,500                                               305,438
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    957,951
-------------------------------------------------------------------------------------------------------------------------===========
Banks:                              BankAmerica Corp.                    6,900                                               396,750
Regional                            ------------------------------------------------------------------------------------------------
2.69%                               Comerica Inc.                        8,100                                               272,363
                                    ------------------------------------------------------------------------------------------------
                                    Fleet Financial Group, Inc.          5,500                                               213,125
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    882,238
--------------------------------------------------------------------------------------------------------------------------==========
Chemicals                           Dow Chemical Co.                     6,200                                               425,475
2.96%                               ------------------------------------------------------------------------------------------------
                                    Union Carbide Corp.                 14,400                                               545,400
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    970,875
--------------------------------------------------------------------------------------------------------------------------==========
Data Processing                     Hewlett-Packard Co.                  4,300                                               398,288
Equipment                           ------------------------------------------------------------------------------------------------
1.87%                               Seagate Technology Inc.              4,800                                               214,800
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    613,088
                                    ---------------------------------------------------------------------------------------=========
Data Processing                     General Motors Corp.
Services                            (Electronic Data Systems)
2.00%                               $3.25 Conv. Pfd.                     6,400                                           $   428,800
                                    ------------------------------------------------------------------------------------------------
                                    General Motors Corp.
                                    (Electronic Data
                                    Systems) Class E                     4,800                                               226,200
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    655,000
--------------------------------------------------------------------------------------------------------------------------==========
Drugs/Health                        Baxter International Inc.            7,500                                               289,688
Care Products                       ------------------------------------------------------------------------------------------------
5.46%                               Lilly, Eli & Co.                     3,500                                               338,188
                                    ------------------------------------------------------------------------------------------------
                                    Merck & Co., Inc.                    8,000                                               460,000
                                    ------------------------------------------------------------------------------------------------
                                    SmithKline Beecham
                                    plc ADS                             13,500                                               700,313
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                  1,788,189
--------------------------------------------------------------------------------------------------------------------------==========
Electric Power                      Baltimore Gas &
5.68%                               Electric Co.                        17,000                                               454,750
                                    ------------------------------------------------------------------------------------------------
                                    CINergy Corp.                       22,900                                               649,788
                                    ------------------------------------------------------------------------------------------------
                                    Detroit Edison Co.                   9,700                                               327,375
                                    ------------------------------------------------------------------------------------------------
                                    Public Service
                                    Enterprises Group Inc.              14,600                                               428,875
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                  1,860,788
--------------------------------------------------------------------------------------------------------------------------==========
Electrical
Equipment
2.20%                               Emerson Electric Co.                10,100                                               719,625
--------------------------------------------------------------------------------------------------------------------------==========
Electronics:
Communications
 .59%                                Harris Corp.                         3,300                                               191,812
--------------------------------------------------------------------------------------------------------------------------==========
Electronics:
Components
2.41%                               AMP Inc.                            20,100                                               788,925
--------------------------------------------------------------------------------------------------------------------------==========
Electronics:
Equipment .42%                      Perkin-Elmer Corp.                   3,900                                               136,987
                                    --------------------------------------------------------------------------------------==========

================================================================================
Statement of Net Assets October 31, 1995
--------------------------------------------------------------------------------
GROWTH & INCOME TRUST

                                                                                                                              Market
                                                                        Number                                                 Value
                                    Security                         of Shares                                             (Note 1a)
====================================================================================================================================
Financial:                          American Express Company             8,000                                           $   325,000
Miscellaneous                       ------------------------------------------------------------------------------------------------
2.25%                               Transamerica Corp.                   6,100                                               413,275
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    738,275
--------------------------------------------------------------------------------------------------------------------------==========
Food                                Conagra Inc.                         7,670                                               296,254
8.11%                               ------------------------------------------------------------------------------------------------
                                    Dean Foods Co.                      16,700                                               465,513
                                    ------------------------------------------------------------------------------------------------
                                    Hershey Foods Corp.                  9,300                                               555,675
                                    ------------------------------------------------------------------------------------------------
                                    RJR Nabisco                         25,200                                               774,900
                                    ------------------------------------------------------------------------------------------------
                                    Sara Lee Corp.                       4,000                                               117,500
                                    ------------------------------------------------------------------------------------------------
                                    Supervalu Inc.                      14,600                                               448,950
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                  2,658,792
--------------------------------------------------------------------------------------------------------------------------==========
Hotel/Motel                         Patriot American
1.77%                               Hospitality Inc. Real
                                    Estate Investment Trust             12,600                                               307,125
                                    ------------------------------------------------------------------------------------------------
                                    Starwood Lodging Trust
                                    Real Estate
                                    Investment Trust                    10,000                                               272,500
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    579,625
--------------------------------------------------------------------------------------------------------------------------==========
Insurance                           Aetna Life & Casualty Co.            8,750                                               615,780
3.97%                               ------------------------------------------------------------------------------------------------
                                    CIGNA Corp.                          5,900                                               584,837
                                    ------------------------------------------------------------------------------------------------
                                    Lincoln National Corp.                 200                                                 8,925
                                    ------------------------------------------------------------------------------------------------
                                    SAFECO Corp.                         1,400                                                89,862
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                  1,299,404
--------------------------------------------------------------------------------------------------------------------------==========
Machinery:                          Deere & Co.                          6,500                                               580,937
Diversified                         ------------------------------------------------------------------------------------------------
2.76%                               Goulds Pumps, Inc.                  13,600                                               323,000
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    903,937
--------------------------------------------------------------------------------------------------------------------------==========
Miscellaneous                       Minnesota Mining
2.55%                               & Mfg. Co.                           8,100                                               460,688
                                    ------------------------------------------------------------------------------------------------
                                    Moore Corp. Ltd.                     6,000                                               114,750
                                    ------------------------------------------------------------------------------------------------
                                    National Service
                                    Industries, Inc.                     8,700                                               258,825
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    834,263
--------------------------------------------------------------------------------------------------------------------------==========
Natural Gas                         Coastal Corp.                       11,000                                               356,125
Transmission                        ------------------------------------------------------------------------------------------------
2.32%                               Eastern Enterprises                  4,000                                               119,500
                                    ------------------------------------------------------------------------------------------------
                                    Equitable Resources, Inc.            9,700                                               283,725
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    759,350
--------------------------------------------------------------------------------------------------------------------------==========
Office
Equipment/
Supplies 1.14%                      Apple Computer Inc.                 10,300                                               374,018
--------------------------------------------------------------------------------------------------------------------------==========
Oil:
Domestic
 .39%                                Ultramar Corp.                       5,300                                               129,187
--------------------------------------------------------------------------------------------------------------------------==========
Oil:                                Chevron Corp.                       13,600                                               635,800
International                       ------------------------------------------------------------------------------------------------
4.79%                               Exxon Corp.                          5,900                                               450,612
                                    ------------------------------------------------------------------------------------------------
                                    Mobil Corp.                          4,800                                               483,600
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                  1,570,012
--------------------------------------------------------------------------------------------------------------------------==========
Paper and                           Crown Vantage Inc.                     690                                                13,714
Forest Products                     ------------------------------------------------------------------------------------------------
5.99%                               Federal Paper Board Inc.            13,300                                               558,600
                                    ------------------------------------------------------------------------------------------------
                                    James River Corp.                   13,900                                               446,537
                                    ------------------------------------------------------------------------------------------------
                                    Kimberly Clark Corp.                 4,900                                               355,862
                                    ------------------------------------------------------------------------------------------------
                                    Scott Paper Co.                      5,500                                               292,875
                                    ------------------------------------------------------------------------------------------------
                                    Westvaco Corporation                10,600                                               294,150
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                  1,961,738
--------------------------------------------------------------------------------------------------------------------------==========
Printing and                        Deluxe Corp.                         6,700                                               180,063
Publishing                          ------------------------------------------------------------------------------------------------
2.75%                               Donnelley, R.R. &
                                    Sons Co.                            16,800                                               613,200
                                    ------------------------------------------------------------------------------------------------
                                    Gannett Co., Inc.                    2,000                                               108,750
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    902,013
--------------------------------------------------------------------------------------------------------------------------==========
Retail                              Dayton Hudson Corp.                  5,050                                               347,188
2.31%                               ------------------------------------------------------------------------------------------------
                                    Sears, Roebuck & Co.                12,100                                               411,400
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    758,588
--------------------------------------------------------------------------------------------------------------------------==========
Savings and                         Ahmanson, H.F. & Co.                23,900                                               597,500
Loan                                ------------------------------------------------------------------------------------------------
3.79%                               Great Western Financial
                                    Corp.                               28,500                                               644,813
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                  1,242,313
--------------------------------------------------------------------------------------------------------------------------==========
Telecommu-                          AT&T Corp.                           7,900                                               505,600
nications                           ------------------------------------------------------------------------------------------------
4.56%                               MCI Communications
                                    Corp.                               39,700                                               990,018
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                  1,495,618
--------------------------------------------------------------------------------------------------------------------------==========
Tire and Rubber                     Cooper Tire & Rubber
Goods 1.46%                         Company                             20,700                                               478,687
--------------------------------------------------------------------------------------------------------------------------==========
Tobacco 1.31%                       American Brands Inc.                10,000                                               428,750
--------------------------------------------------------------------------------------------------------------------------==========
Waste                               Browning Ferris
Management                          Industries Inc.                     21,600                                               629,100
2.40%                               ------------------------------------------------------------------------------------------------
                                    WMX Technologies Inc.                5,600                                               157,500
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    786,600
                                    --------------------------------------------------------------------------------------==========
                                    Total Investments in Securities
                                    (Cost $27,661,121)                                                                    30,953,987
====================================================================================================================================
OTHER ASSETS, LESS LIABILITIES 5.54%
====================================================================================================================================
Corporate Obligations, at Cost
====================================================================================================================================
                                    Ford Motor Credit Co.
                                    5.72% due 11/2/1995                   200M                                               200,000
                                    ------------------------------------------------------------------------------------------------
                                    Prudential Funding Corp.
                                    5.72% due 11/3/1995                   700M                                               700,000
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                    900,000
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                     915,937
                                    --------------------------------------------------------------------------------------==========
                                    Total Other Assets, Less Liabilities                                                   1,815,937
====================================================================================================================================
Net Assets                          (equivalent to $6.04 a share on
100.00%                             5,428,222 shares of beneficial
                                    interest outstanding)                                                               $32,769,924
====================================================================================================================================

See Notes to Financial Statements.

================================================================================
Statement of Net Assets October 31, 1995
--------------------------------------------------------------------------------
BALANCED TRUST

                                                                                                                              Market
                                                                        Number                                                 Value
                                    Security                         of Shares                                             (Note 1a)
====================================================================================================================================
INVESTMENTS IN SECURITIES 95.87%
====================================================================================================================================
COMMON STOCKS 52.69%
====================================================================================================================================
Aerospace 1.51%                     Boeing Co.                             450                                            $   29,531
--------------------------------------------------------------------------------------------------------------------------==========
Apparel .61%                        VF Corp.                               250                                                11,969
--------------------------------------------------------------------------------------------------------------------------==========
Auto Parts                          Genuine Parts Company                  550                                                21,794
1.62%                               ------------------------------------------------------------------------------------------------
                                    TRW Inc.                               150                                                 9,863
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     31,657
--------------------------------------------------------------------------------------------------------------------------==========
Automobiles
1.34%                               General Motors Corp.                   600                                                26,250
--------------------------------------------------------------------------------------------------------------------------==========
Banks: Money
Center 1.16%                        Chemical Banking Corp.                 400                                                22,750
--------------------------------------------------------------------------------------------------------------------------==========
Banks:                              BankAmerica Corp.                      400                                                23,000
Regional                            ------------------------------------------------------------------------------------------------
1.52%                               Comerica Inc.                          200                                                 6,725
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     29,725
--------------------------------------------------------------------------------------------------------------------------==========
Chemicals                           Dow Chemical Co.                       500                                                34,313
2.81%                               ------------------------------------------------------------------------------------------------
                                    Union Carbide Corp.                    550                                                20,831
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     55,144
--------------------------------------------------------------------------------------------------------------------------==========
Data Processing
Equipment .95%                      Hewlett-Packard Co.                    200                                                18,525
--------------------------------------------------------------------------------------------------------------------------==========
Data Processing                     General Motors Corp.
Services                            (Electronic Data
1.44%                               Systems) Class E                       600                                                28,275
--------------------------------------------------------------------------------------------------------------------------==========
Drugs/Health                        Merck & Co., Inc.                      450                                                25,875
Care Products                       ------------------------------------------------------------------------------------------------
2.64%                               SmithKline Beecham
                                    plc ADS                                500                                                25,938
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     51,813
--------------------------------------------------------------------------------------------------------------------------==========
Electric                            Baltimore Gas
Power                               & Electric Co.                         650                                                17,388
2.94%                               ------------------------------------------------------------------------------------------------
                                    CINergy Corp.                          900                                                25,538
                                    ------------------------------------------------------------------------------------------------
                                    Public Service Enterprises
                                    Group Inc.                             500                                                14,688
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     57,614
--------------------------------------------------------------------------------------------------------------------------==========
Electrical
Equipment
1.27%                               Emerson Electric Co.                   350                                                24,938
--------------------------------------------------------------------------------------------------------------------------==========
Electronics:
Components
1.90%                               AMP Inc.                               950                                                37,288
--------------------------------------------------------------------------------------------------------------------------==========
Financial:                          American Express Company               450                                                18,281
Miscellaneous                       ------------------------------------------------------------------------------------------------
1.62%                               Transamerica Corp.                     200                                                13,550
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     31,831
--------------------------------------------------------------------------------------------------------------------------==========
Food                                Conagra Inc.                           500                                                19,313
4.29%                               ------------------------------------------------------------------------------------------------
                                    Dean Foods Co.                         250                                                 6,969
                                    ------------------------------------------------------------------------------------------------
                                    Hershey Foods Corp.                    350                                                20,913
                                    ------------------------------------------------------------------------------------------------
                                    RJR Nabisco                            800                                                24,600
                                    ------------------------------------------------------------------------------------------------
                                    Supervalu Inc.                         400                                                12,300
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     84,095
--------------------------------------------------------------------------------------------------------------------------==========
Insurance                           Aetna Life & Casualty Co.              300                                                21,112
4.03%                               ------------------------------------------------------------------------------------------------
                                    Chubb Corp.                            150                                                13,480
                                    ------------------------------------------------------------------------------------------------
                                    CIGNA Corp.                            350                                                34,694
                                    ------------------------------------------------------------------------------------------------
                                    SAFECO Corp.                           150                                                 9,628
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     78,914
--------------------------------------------------------------------------------------------------------------------------==========
Machinery:
Diversified
1.60%                               Deere & Co.                            350                                                31,280
--------------------------------------------------------------------------------------------------------------------------==========
Miscellaneous                       Minnesota Mining &
 .58%                                Mfg. Co.                               200                                                11,374
--------------------------------------------------------------------------------------------------------------------------==========
Natural Gas
Transmission
 .66%                                Coastal Corp.                          400                                                12,950
--------------------------------------------------------------------------------------------------------------------------==========
Office Equipment/
Supplies .46%                       Apple Computer Inc.                    250                                                 9,077
--------------------------------------------------------------------------------------------------------------------------==========
Oil: Domestic
 .50%                                Ultramar Corp.                         400                                                 9,750
--------------------------------------------------------------------------------------------------------------------------==========
Oil:                                Chevron Corp.                          450                                                21,038
International                       ------------------------------------------------------------------------------------------------
3.54%                               Exxon Corp.                            500                                                38,188
                                    ------------------------------------------------------------------------------------------------
                                    Mobil Corp.                            100                                                10,075
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     69,301
--------------------------------------------------------------------------------------------------------------------------==========
Paper and Forest                    Federal Paper Board Inc.               550                                                23,100
Products                            ------------------------------------------------------------------------------------------------
2.48%                               James River Corp.                      100                                                 3,213
                                    ------------------------------------------------------------------------------------------------
                                    Scott Paper Co.                        300                                                15,975
                                    ------------------------------------------------------------------------------------------------
                                    Westvaco Corporation                   225                                                 6,244
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     48,532
--------------------------------------------------------------------------------------------------------------------------==========
Printing and
Publishing                          Donnelley, R.R.
1.21%                               & Sons Co.                             650                                                23,725
--------------------------------------------------------------------------------------------------------------------------==========
Retail                              Dayton Hudson Corp.                    200                                                13,750
1.66%                               ------------------------------------------------------------------------------------------------
                                    Sears, Roebuck & Co.                   550                                                18,700
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     32,450
--------------------------------------------------------------------------------------------------------------------------==========
Savings and                         Ahmanson, H.F. & Co.                   750                                                18,750
Loan                                ------------------------------------------------------------------------------------------------
2.05%                               Great Western
                                    Financial Corp.                        950                                                21,493
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     40,243
--------------------------------------------------------------------------------------------------------------------------==========
Telecommu-                          AT&T Corp.                             350                                                22,400
nications                           ------------------------------------------------------------------------------------------------
2.92%                               MCI Communications
                                    Corp.                                1,400                                                34,912
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     57,312
--------------------------------------------------------------------------------------------------------------------------==========
Tire and
Rubber Goods                        Cooper Tire &
 .82%                                Rubber Company                         700                                                16,187
--------------------------------------------------------------------------------------------------------------------------==========
Tobacco
1.09%                               American Brands Inc.                   500                                                21,437
--------------------------------------------------------------------------------------------------------------------------==========
Waste                               Browning Ferris
Management                          Industries Inc.                        650                                                18,930
1.47%                               ------------------------------------------------------------------------------------------------
                                    WMX Technologies Inc.                  350                                                 9,844
                                    ------------------------------------------------------------------------------------------------
                                    Total                                                                                     28,774
                                    --------------------------------------------------------------------------------------==========

                                                                              15

================================================================================
Statement of Net Assets October 31, 1995
--------------------------------------------------------------------------------
BALANCED TRUST

                                                                                                                             Market
                                                                        Number                                                Value
                                    Security                         of Shares                                             (Note 1a)
====================================================================================================================================
                                    Total Investments in Common Stocks
                                    (Cost $913,062)                                                                       $1,032,711
====================================================================================================================================
U.S. GOVERNMENT OBLIGATIONS 43.18%
------------------------------------------------------------------------------------------------------------------------------------
                                    Federal National
                                    Mortgage Association
                                    8 1/2% due 4/1/2025                  $304M                                               314,759
                                    ------------------------------------------------------------------------------------------------
                                    Federal National
                                    Mortgage Association
                                    7% due 10/1/2025                       98M                                                97,143
                                    ------------------------------------------------------------------------------------------------
                                    U.S. Treasury Notes
                                    7 1/2% due 11/15/2001                 210M                                               227,161
--------------------------------------------------------------------------------------------------------------------------==========
                                    U.S. Treasury Notes
                                    6 1/2% due 8/15/2005                  200M                                               207,156
                                    ------------------------------------------------------------------------------------------------
                                    Total Investments in
                                    U.S. Government Obligations
                                    (Cost $827,694)                                                                          846,219
                                    --------------------------------------------------------------------------------------==========
                                    Total Investments in Securities
                                    (Cost $1,740,756)                                                                      1,878,930
====================================================================================================================================
OTHER ASSETS, LESS LIABILITIES 4.13%
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                      80,853
====================================================================================================================================
Net Assets                          (equivalent to $11.34 a share on
100.00%                             172,752 shares of beneficial
                                    interest outstanding)                                                                 $1,959,783
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

================================================================================
Important Information
--------------------------------------------------------------------------------
See the Trust's prospectus for a history of fees waived and expenses assumed.

As of 10/31/95, each of the National Tax-Free Income Trust, California Tax-Free Income Trust, Florida Tax-Free Income Trust and New York Tax-Free Income Trust had no more than 6% of its net assets invested in residual interest bonds ("RIBs") although each of such portfolios may invest up to 20% of its net assets in such securities. Currently each of the Trusts targets a range of between 6% and 8% of its net assets being invested in these securities. A RIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs give lower interest payments and their values fall faster than other similar fixed-rate bonds. But when interest rates fall, not only do RIBs give higher interest payments, their values also rise faster than other similar fixed-rate bonds. The market for RIBs is relatively new. A portion of income derived from the portfolios mentioned above may be subject to the Alternative Minimum Tax.

===============================================================================
Statements of Operations
--------------------------------------------------------------------------------

                                                                                      Year Ended 10/31/95
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Limited
                                                           Duration
                                                U.S.           U.S.                Tax-Free Income Trusts
                                          Government     Government  -----------------------------------------------        Global
                                          Securities     Securities     National   California     Florida   New York        Income
Investment Income                              Trust          Trust        Trust        Trust       Trust      Trust         Trust
====================================================================================================================================
Income
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Interest                              $   31,115,250  $    975,124  $  2,690,140  $ 1,219,605  $   678,334  $  530,509  $   549,358
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Dividends                                          -             -             -            -            -           -           -
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Total                                     31,115,250       975,124     2,690,140    1,219,605      678,334     530,509   $  549,358
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Expenses (Note 5)
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Management fee                             1,680,537        67,840       203,901       93,852       51,764      45,387      35,444
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
12b-1 distribution plan                    3,050,712       109,984       379,461      174,460       94,090      77,353      66,113
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Shareholder servicing                        126,000         9,497        18,323       12,000        7,700       8,000       8,478
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Registration                                  50,000        15,500        12,317        3,000        3,250       3,000      12,532
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Reports to shareholders                       83,000         4,250         5,306        2,000        2,020       1,500       2,000
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Audit and tax                                 66,000        14,850        11,328       13,650       12,650      10,450      11,000
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Organization (Note 1e)                        22,884         8,112         4,655        1,188        1,291       1,140       7,332
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Legal                                          9,000         1,950           849          859          575         500         400
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Trustees' fees                                 6,000           210           195            -            -           -           -
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Other                                        125,102         4,800         9,930       12,710       11,573       6,871       3,746
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Management fee waived
and expenses assumed by
Lord, Abbett & Co.                                 -             -      (203,901)    (139,259)     (87,322)    (76,848)    (72,891)
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Expenses reimbursed
to Manager                                         -             -        97,968            -            -           -           -
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Net expenses                               5,219,235       236,993       540,332      174,460       97,591      77,353      74,154
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Net investment income                     25,896,015       738,131     2,149,808    1,045,145      580,743     453,156     475,204
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Net Realized and Unrealized Gain (Loss) from Security Transactions and Foreign Currency Transactions (Notes 1g & 8)
===================================================================================================================================
Net realized gain (loss)
from security transactions
and foreign currency
transactions
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Proceeds from sales                    2,759,938,938    62,980,815    94,199,630   26,370,091   22,315,903  10,516,068   64,540,379
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Cost of securities sold                2,767,352,780    62,974,045    94,641,743   26,883,664   22,775,329  10,757,962   64,238,042
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Net realized gain (loss)                  (7,413,842)        6,770      (442,113)    (513,573)    (459,426)   (241,894)     302,337
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Net unrealized
appreciation
(depreciation) of
investments and foreign
currency holdings
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Beginning of period                      (13,602,308)     (168,261)   (3,552,811)  (1,176,684)    (891,975)   (643,136)    (26,361)
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
End of period                              6,524,887        76,084       883,067      579,885      242,300     231,801      49,526
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Net unrealized appreciation               20,127,195       244,345     4,435,878    1,756,569    1,134,275     874,937      75,887
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Net realized and unrealized
gain on investments and
foreign currency transactions             12,713,353       251,115     3,993,765    1,242,996      674,849     633,043     378,224
------------------------------------- --------------- ------------- ------------- ------------ ------------ ----------- -----------
Net Increase in Net Assets
Resulting from Operations              $  38,609,368  $    989,246   $ 6,143,573  $ 2,288,141  $ 1,255,592  $1,086,199  $  853,428
===================================================================================================================================

---------------------------------------------------------------   For the Period
                                                                        12/27/94
                                                                   (Commencement
                                                                  of Operations)
                                                                     to 10/31/95
                                               Bond-      Growth &   -----------
                                           Debenture        Income      Balanced
Investment Income                              Trust         Trust         Trust
=================================================================================
Income
------------------------------------- --------------- ------------- -------------
Interest                              $    8,205,510  $     56,649  $     44,058
------------------------------------- --------------- ------------- -------------
Dividends                                    298,142       559,819        17,502
------------------------------------- --------------- ------------- -------------
Total                                      8,503,652       616,468        61,560
------------------------------------- --------------- ------------- -------------
Expenses (Note 5)
------------------------------------- --------------- ------------- -------------
Management fee                               440,913       143,551         9,859
------------------------------------- --------------- ------------- -------------
12b-1 distribution plan                      791,709       169,003         3,463
------------------------------------- --------------- ------------- -------------
Shareholder servicing                         90,000        16,729         2,819
------------------------------------- --------------- ------------- -------------
Registration                                  35,000        10,827         2,800
------------------------------------- --------------- ------------- -------------
Reports to shareholders                       25,000         2,800           500
------------------------------------- --------------- ------------- -------------
Audit and tax                                 24,000         9,585         2,500
------------------------------------- --------------- ------------- -------------
Organization (Note 1e)                         7,332         6,866         6,130
------------------------------------- --------------- ------------- -------------
Legal                                          3,500           510             -
------------------------------------- --------------- ------------- -------------
Trustees' fees                                     -             -             -
------------------------------------- --------------- ------------- -------------
Other                                         33,644         5,727           500
------------------------------------- --------------- ------------- -------------
Management fee waived
and expenses assumed by
Lord, Abbett & Co.                                 -      (143,551)      (25,108)
------------------------------------- --------------- ------------- -------------
Expenses reimbursed
to Manager                                         -             -             -
------------------------------------- --------------- ------------- -------------
Net expenses                               1,451,098       222,047         3,463
------------------------------------- --------------- ------------- -------------
Net investment income                      7,052,554       394,421        58,097
------------------------------------- --------------- ------------- -------------
Net Realized and Unrealized Gain (Loss) from Security Transactions and Foreign Currency Transactions (Notes 1g & 8)
=================================================================================
Net realized gain (loss)
from security transactions
and foreign currency
transactions
------------------------------------- --------------- ------------- -------------
Proceeds from sales                       91,306,022     4,021,708     2,970,739
------------------------------------- --------------- ------------- -------------
Cost of securities sold                   91,350,320     3,805,407     2,935,526
------------------------------------- --------------- ------------- -------------
Net realized gain (loss)                     (44,298)      216,301        35,213
------------------------------------- --------------- ------------- -------------
Net unrealized
appreciation
(depreciation) of
investments and foreign
currency holdings
------------------------------------- --------------- ------------- -------------
Beginning of period                       (2,232,303)      144,498             -
------------------------------------- --------------- ------------- -------------
End of period                                331,348     3,292,866       138,174
------------------------------------- --------------- ------------- -------------
Net unrealized appreciation                2,563,651     3,148,368       138,174
------------------------------------- --------------- ------------- -------------
Net realized and unrealized
gain on investments and
foreign currency transactions              2,519,353     3,364,669       173,387
------------------------------------- --------------- ------------- -------------
Net Increase in Net Assets
Resulting from Operations             $    9,571,907  $  3,759,090  $    231,484
=================================================================================

See Notes to Financial Statements

================================================================================
Statements of Changes in Net Assets For the Year Ended October 31, 1995
--------------------------------------------------------------------------------

                                                                                                Tax-Free Income Trusts
                                                                 Limited Duration  ------------------------------------------------
                                               U.S. Government    U.S. Government     National  California     Florida     New York
Increase (Decrease) in Net Assets             Securities Trust   Securities Trust        Trust       Trust       Trust        Trust
============================================  ================   ================  ================================================
Operations    Net investment income             $ 25,896,015       $   738,131      $ 2,149,808  $ 1,045,145 $   580,743 $  453,156
              ------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
              Net realized gain (loss) from
              securities transactions             (7,413,842)            6,770         (442,113)    (513,573)   (459,426)  (241,894)
              ------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
              Net unrealized appreciation
              of investments                      20,127,195           244,345        4,435,878    1,756,569   1,134,275    874,937
              ------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
              Net increase in net assets
              resulting from operations           38,609,368           989,246        6,143,573    2,288,141   1,255,592  1,086,199
--------------------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
Distributions to shareholders from
net investment income                            (25,762,868)         (699,768)      (2,221,895)  (1,001,887)   (546,268)  (438,277)
--------------------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
Share transactions (Note 6)
              ------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
              Net proceeds from sales of
              shares                              52,594,202         4,754,538       13,103,491    5,598,906   2,591,079  1,903,786
              ------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
              Net asset value of shares issued
              to shareholders in reinvestment
              of net investment income and
              realized gain from security
              transactions                         6,061,706           251,629        1,005,599      168,928      57,466    166,120
              ------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
              Total                               58,655,908         5,006,167       14,109,090    5,767,834   2,648,545  2,069,906
              ------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
              Cost of shares reacquired          (88,870,766)       (8,131,970)     (14,720,132)  (9,835,251) (4,388,044)(2,148,692)
              ------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
              Decrease in net assets
              derived from share transactions    (30,214,858)       (3,125,803)        (611,042)  (4,067,417) (1,739,499)   (78,786)
--------------------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
Total increase (decrease) in net assets          (17,368,358)       (2,836,325)       3,310,636   (2,781,163) (1,030,175)   569,136
--------------------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
Net Assets
============================================  ================   ================  ================================================
              Beginning of year                  343,543,882        14,666,196       39,199,735   19,553,333  11,346,414  8,368,602
              ------------------------------  ----------------   ----------------  ------------ ------------ ----------- ----------
              End of year+                      $326,175,524       $11,829,871      $42,510,371  $16,772,170 $10,316,239 $8,937,738
===================================================================================================================================

+ Includes undistributed (overdistributed) net investment income of $311,582, $105,075, $(112,525), $(17,080), $4,796 and $(5,058), respectively, as of October 31, 1995.
  See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  For the Period
                                                                          1/3/94
                                                                   (Commencement
                                                               of Operations) to
                                                   Year Ended           10/31/94                  Year Ended 10/31/94
                                                     10/31/94  -----------------                Tax-Free Income Trusts
                                           ------------------   Limited Duration ---------------------------------------------------
                                              U.S. Government    U.S. Government    National   California       Florida    New York
Increase (Decrease) in Net Assets            Securities Trust   Securities Trust       Trust        Trust         Trust       Trust
========================================== ==================  ================= ===================================================
Operations    Net investment income            $  27,030,370     $   526,110     $ 1,838,402   $  868,631   $   515,405  $  408,813
              ---------------------------- ------------------  ----------------- ------------  -----------  ------------ -----------
              Net realized loss from
              security transactions              (37,187,536)       (673,244)     (2,142,246)  (1,712,556)     (783,954)   (604,185)
              ---------------------------- ------------------  ----------------- ------------  -----------  ------------ -----------
              Net unrealized depreciation
              of investments                     (13,586,704)       (168,261)     (3,493,283)  (1,158,944)     (884,478)   (636,357)
              ---------------------------- ------------------  ----------------- ------------  -----------  ------------ -----------
              Net decrease in net assets
              resulting from operations          (23,743,870)       (315,395)     (3,797,127)  (2,002,869)   (1,153,027)   (831,729)
------------------------------------------ ------------------  ----------------- ------------  -----------  ------------ -----------
Distributions to shareholders from
net investment income                            (26,783,987)       (521,579)     (1,871,600)    (926,697)    (543,056)    (427,198)
------------------------------------------ ------------------  ----------------- ------------  -----------  ------------ -----------
Share transactions (Note 6)
              ---------------------------- ------------------  ----------------- ------------  -----------  ------------ -----------
              Net proceeds from sales of
              shares                             199,301,843      19,940,716      46,197,456   21,905,912   12,220,832    9,477,574
              ---------------------------- ------------------  ----------------- ------------  -----------  ------------ -----------
              Net asset value of shares
              issued to shareholders in
              reinvestment of net
              investment income                    6,386,072         146,135         697,273      170,156       39,293      127,310
              ---------------------------- ------------------  ----------------- ------------  -----------  ------------ -----------
              Total                              205,687,915      20,086,851      46,894,729   22,076,068   12,260,125    9,604,884
              ---------------------------- ------------------  ----------------- ------------  -----------  ------------ -----------
              Cost of shares reacquired          (79,355,750)     (4,584,681)    (10,487,169)  (3,314,615)  (1,636,253)  (2,465,092)
              ---------------------------- ------------------  ----------------- ------------  -----------  ------------ -----------
              Increase in net assets
              derived from share
              transactions                       126,332,165      15,502,170      36,407,560   18,761,453   10,623,872    7,139,792
------------------------------------------ ------------------  ----------------- ------------  -----------  ------------ -----------
Total increase in net assets                      75,804,308      14,665,196      30,738,833   15,831,887    8,927,789    5,880,865
------------------------------------------ ------------------  ----------------- ------------  -----------  ------------ -----------
Net Assets
------------------------------------------ ------------------  ----------------- ------------  -----------  ------------ -----------
              Beginning of period                267,739,574           1,000       8,460,902    3,721,446    2,418,625    2,487,737
              ---------------------------- ------------------  ----------------- ------------  -----------  ------------ -----------
              End of period+                    $343,543,882     $14,666,196     $39,199,735  $19,553,333  $11,346,414   $8,368,602
====================================================================================================================================

+ Includes undistributed (overdistributed) net investment income of $178,435, $4,531, $(40,438), $(60,338), $(29,679) and $(19,937), respectively, as of October 31, 1994.
  See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                        For the Period
                                                                                              12/27/94
                                                                                         (Commencement
                                                        Year Ended 10/31/95              of Operations)
                                                 -------------------------------------     to 10/31/95
                                                    Global          Bond-     Growth &  --------------
                                                    Income      Debenture       Income        Balanced
Increase (Decrease) in Net Assets                    Trust          Trust        Trust           Trust
===============================================  =====================================  ==============
Operations      Net investment income            $   475,204  $ 7,052,554  $   394,421      $   58,097
                -------------------------------  -----------  -----------  -----------  --------------
                Net realized gain (loss) from
                securities transactions and
                foreign currency transactions        302,337      (44,298)     216,301          35,213
                -------------------------------  -----------  -----------  -----------  --------------
                Net unrealized appreciation
                (depreciation) of investments
                and foreign currency holdings         75,887    2,563,651    3,148,368         138,174
                -------------------------------  -----------  -----------  -----------  --------------
                Net increase (decrease) in net
                assets resulting from operations     853,428    9,571,907    3,759,090         231,484
-----------------------------------------------  -----------  -----------  -----------  --------------
Undistributed net investment income in-
cluded in price of shares reacquired (Note 1f)             -       32,601      102,375           4,356
-----------------------------------------------  -----------  -----------  -----------  --------------
Distributions to shareholders from
net investment income                               (503,231)  (7,436,015)    (369,231)        (45,926)
-----------------------------------------------  -----------  -----------  -----------  --------------
Share transactions (Note 6)
                -------------------------------  -----------  -----------  -----------  --------------
                Net proceeds from sales
                of shares                          3,301,803   77,328,608   22,484,213       1,733,075
                -------------------------------  -----------  -----------  -----------  --------------
                Net asset value of shares
                issued to shareholders in rein-
                vestment of net investment
                income and realized gain
                from security transactions           166,255    2,176,835      309,319          40,892
                -------------------------------  -----------  -----------  -----------  --------------
                Total                              3,468,058   79,505,443   22,793,532       1,773,967
                -------------------------------  -----------  -----------  -----------  --------------
                Cost of shares reacquired         (2,985,548) (11,229,440)  (2,676,007)         (5,098)
                -------------------------------  -----------  -----------  -----------  --------------
                Increase in net assets derived
                from share transactions              482,510   68,276,003   20,117,525       1,768,869
-----------------------------------------------  -----------  -----------  -----------  --------------
Total increase in net assets                         832,707   70,444,496   23,609,759       1,958,783
-----------------------------------------------  -----------  -----------  -----------  --------------
Net Assets
======================================================================================================
                Beginning of period                6,709,578   58,743,701    9,160,165           1,000
                -------------------------------  -----------  -----------  -----------  --------------
                End of period+                    $7,542,285 $129,188,197  $32,769,924      $1,959,783
======================================================================================================
                                                           For the Period 1/3/94
                                                      (Commencement of Operations) to
                                                                10/31/94
                                                 -----------------------------------------
                                                     Global          Bond-       Growth &
                                                     Income      Debenture         Income
Increase (Decrease) in Net Assets                     Trust          Trust          Trust
===============================================  =========================================
Operations      Net investment income            $  293,221    $ 2,328,322    $    93,364
                -------------------------------  -----------  -------------  -------------
                Net realized gain (loss) from
                securities transactions and
                foreign currency transactions      (307,394)      (448,912)        (9,220)
                -------------------------------  -----------  -------------  -------------
                Net unrealized appreciation
                (depreciation) of investments
                and foreign currency holdings       (26,361)    (2,232,303)       144,498
                -------------------------------  -----------  -------------  -------------
                Net increase (decrease) in net
                assets resulting from operations    (40,534)      (352,893)        228,642
-----------------------------------------------  -----------  -------------  -------------
Undistributed net investment income in-
cluded in price of shares reacquired (Note 1f)            -        136,242          26,426
-----------------------------------------------  -----------  -------------  -------------
Distributions to shareholders from
net investment income                              (327,890)    (2,291,629)        (68,201)
-----------------------------------------------  -----------  -------------  -------------
Share transactions (Note 6)
                -------------------------------  -----------  -------------  -------------
                Net proceeds from sales
                of shares                         7,808,743     64,189,791       9,456,716
                -------------------------------  -----------  -------------  -------------
                Net asset value of shares
                issued to shareholders in rein-
                vestment of net investment
                income and realized gain
                from security transactions           66,497        639,214          52,223
                -------------------------------  -----------  -------------  -------------
                Total                             7,875,240     64,829,005       9,508,939
                -------------------------------  -----------  -------------  -------------
                Cost of shares reacquired          (798,238)    (3,578,024)       (536,641)
                -------------------------------  -----------  -------------  -------------
                Increase in net assets derived
                from share transactions           7,077,002     61,250,981       8,972,298
-----------------------------------------------  -----------  -------------  -------------
Total increase in net assets                      6,708,578     58,742,701       9,159,165
-----------------------------------------------  -----------  -------------  -------------
Net Assets
==========================================================================================
                Beginning of period                   1,000          1,000           1,000
                -------------------------------- -----------  -------------  -------------
                End of period+                   $6,709,578    $58,743,701      $9,160,165
==========================================================================================

+ Includes undistributed (overdistributed) net investment income of $375,605, $471,839, $185,499 and $16,527, respectively, as of October 31, 1995 and
  $(34,669), $172,935 and $51,589, respectively, as of October 31, 1994.
  See Notes to Financial Statements.

================================================================================
Financial Highlights
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES TRUST

                                                                                                                  For the Period
                                                                                                                          6/1/93
                                                                                                  Year ended       (Commencement
                                                                                   -------------------------   of Operations) to
Per Share operating Performance:                                                   10/31/95        10/31/94             10/31/93
=================================================================================  =============================================
Net asset value, beginning of period                                               $    4.41     $   5.08           $     5.00
     ----------------------------------------------------------------------------  -----------   ----------         ------------
     Income from investment operations
          -----------------------------------------------------------------------  -----------   ----------         ------------
          Net investment income                                                          .352         .364                 .149+
          -----------------------------------------------------------------------  -----------   ----------         ------------
          Net realized and unrealized gain (loss) on investments                         .178        (.6731)               .082
          -----------------------------------------------------------------------  -----------   ----------         ------------
          Total from investment operations                                               .530        (.3091)               .231
     ----------------------------------------------------------------------------  -----------   ----------         ------------
     Distributions
          -----------------------------------------------------------------------  -----------   ----------         ------------
          Dividends from net investment income                                          (.350)       (.3609)              (.151)
     ----------------------------------------------------------------------------  -----------   ----------         ------------
Net asset value, end of period                                                      $    4.59    $   4.41           $     5.08
---------------------------------------------------------------------------------  -----------   ----------         ------------
Total Return                                                                            12.47%      (6.25)%               4.65%+
---------------------------------------------------------------------------------  -----------   ----------         ------------
Ratios/Supplemental Data:
---------------------------------------------------------------------------------  -----------   ----------         ------------
          Net assets, end of period (000)                                           $ 326,176    $343,544           $  267,740
          -----------------------------------------------------------------------  -----------   ----------         ------------
     Ratios to Average Net Assets:
     ----------------------------------------------------------------------------  -----------   ----------         ------------
          Expenses                                                                       1.73%       1.64%                 .71%+
          -----------------------------------------------------------------------  -----------   ----------         ------------
          Net investment income                                                          8.59%       7.68%                2.68%+
     ----------------------------------------------------------------------------  -----------   ----------         ------------
     Portfolio turnover rate                                                           565.20%     995.50%              141.97%
================================================================================================================================

+Not annualized.
 Notes to Financial Statements.

================================================================================
Financial Highlights
--------------------------------------------------------------------------------
LIMITED DURATION U.S. GOVERNMENT SECURITIES TRUST

                                                                                                                 For the Period
                                                                                                                         1/3/94
                                                                                                                  (Commencement
                                                                                            Year Ended        of Operations) to
Per Share Operating Performance:                                                              10/31/95                 10/31/94
==========================================================================================  =============  ====================
Net asset value, beginning of period                                                        $     4.64            $     5.00
     -------------------------------------------------------------------------------------  -------------  --------------------
     Income from investment operations
          --------------------------------------------------------------------------------  -------------  --------------------
          Net investment income                                                                    .267                  .210+
          --------------------------------------------------------------------------------  -------------  --------------------
          Net realized and unrealized gain (loss) on investments                                   .0941                (.3613)
          --------------------------------------------------------------------------------  -------------  --------------------
          Total from investment operations                                                         .3611                (.1513)
     -------------------------------------------------------------------------------------  =============  ====================
     Distributions
          --------------------------------------------------------------------------------  -------------  --------------------
          Dividends from net investment income                                                    (.2511)               (.2087)
------------------------------------------------------------------------------------------  -------------  --------------------
Net asset value, end of period                                                              $     4.75            $     4.64
------------------------------------------------------------------------------------------  =============  ====================
Total Return                                                                                      7.98%                (3.04)%+
==========================================================================================  =============  ====================
Ratios/Supplemental Data:
==========================================================================================  =============  ====================
          Net assets, end of period (000)                                                   $   11,830            $   14,666
          --------------------------------------------------------------------------------  -------------  --------------------
     Ratios to Average Net Assets:
     =====================================================================================  =============  ====================
          Expenses, including waiver                                                              1.82%                 1.31%+
          --------------------------------------------------------------------------------  -------------  --------------------
          Expenses, excluding waiver                                                              1.82%                 1.52%+
          --------------------------------------------------------------------------------  -------------  --------------------
          Net investment income                                                                   5.68%                 4.33%+
     -------------------------------------------------------------------------------------  -------------  --------------------
     Portfolio turnover rate                                                                    427.69%               630.52%
===============================================================================================================================

+Not annualized.
See Notes to Financial Statements.

================================================================================
Financial Highlights
--------------------------------------------------------------------------------
NATIONAL TAX-FREE INCOME TRUST
CALIFORNIA TAX-FREE INCOME TRUST

                                                                                                          For the Period 10/1/93
                                                                                                        (Commencement of Operations)
                                                 Year Ended 10/31/95           Year Ended 10/31/94              to 10/31/93
                                             -------------------------     -------------------------     -------------------------
                                               National     California       National     California       National     California
Per Share Operating Performance:                  Trust          Trust          Trust          Trust          Trust          Trust
==========================================   ==========   ============     ==========   ============     ==========   ============
Net asset value, beginning of period         $   4.30     $     4.23       $   4.99     $     4.97       $   5.00     $     5.00
     -------------------------------------   ----------   ------------     ----------   ------------     ----------   ------------
     Income from investment operations
          --------------------------------   ----------   ------------     ----------   ------------     ----------   ------------
          Net investment income                   .239           .2419          .253           .273           .017+          .018+
          --------------------------------   ----------   ------------     ----------   ------------     ----------   ------------
          Net realized and unrealized
          gain (loss) on investments              .448           .2916         (.6903)        (.7603)        (.0061)        (.0271)
          --------------------------------   ----------   ------------     ----------   ------------     ----------   ------------
          Total from investment
          operations                              .687           .5335         (.4373)        (.4873)         .0109         (.0091)
     -------------------------------------   ==========   ============     ==========   ============     ==========   ============
     Distributions
          --------------------------------   ----------   ------------     ----------   ------------     ----------   ------------
          Dividends from net
          investment income                      (.247)         (.2335)        (.2527)        (.2527)        (.0209)        (.0209)
------------------------------------------   ----------   ------------     ----------   ------------     ----------   ------------
Net asset value, end of period               $   4.74     $     4.53       $   4.30     $     4.23       $   4.99     $     4.97
------------------------------------------   ==========   ============     ==========   ============     ==========   ============
Total Return                                    16.37%+        12.92%+        (9.02)%       (10.07)%          .35%+          .08%+
==========================================   ==========   ============     ==========   ============     ==========   ============
Ratios/Supplemental Data:
==========================================   ==========   ============     ==========   ============     ==========   ============
          Net assets, end of period (000)    $ 42,510     $   16,772       $ 39,200     $   19,553       $  8,460     $    3,721
          --------------------------------   ----------   ------------     ----------   ------------     ----------   ------------
     Ratios to Average Net Assets:
     =====================================   ==========   ============     ==========   ============     ==========   ============
          Expenses, including waiver             1.33%           .93%           .91%           .99%           .05%+          .04%+
          --------------------------------   ----------   ------------     ----------   ------------     ----------   ------------
          Expenses, excluding waiver             1.83%          1.67%          1.65%          1.79%           .35%+          .60%+
          --------------------------------   ----------   ------------     ----------   ------------     ----------   ------------
          Net investment income                  5.27%          5.57%          5.28%          5.07%           .14%+          .16%+
     -------------------------------------   ----------   ------------     ----------   ------------     ----------   ------------
     Portfolio turnover rate                   166.94%        101.19%        381.17%        159.44%           .00%           .00%
==================================================================================================================================

+Not annualized.
See Notes to Financial Statements.

================================================================================
Financial Highlights
--------------------------------------------------------------------------------
  FLORIDA TAX-FREE INCOME TRUST
  NEW YORK TAX-FREE INCOME TRUST



                                                                                                         For the Period 10/1/93
                                                                                                      (Commencement of Operations)
                                             Year Ended 10/31/95           Year Ended 10/31/94                  to 10/31/93
                                          ---------------------------   ---------------------------   ---------------------------
                                             Florida         New York      Florida         New York       Florida        New York
Per Share Operating Performance:               Trust            Trust        Trust            Trust         Trust           Trust
========================================= ==========       ==========   ==========       ==========    ==========      ==========
Net asset value, beginning of period       $  4.28          $  4.30      $  4.99          $  5.00       $  5.00         $  5.00
     ------------------------------------ ----------       ----------   ----------       ----------    ----------      ----------
     Income from investment operations
          ------------------------------- ----------       ----------   ----------       ----------    ----------      ----------
          Net investment income                .2465            .2407        .246             .246          .017+           .018+
          ------------------------------- ----------       ----------   ----------       ----------    ----------      ----------
          Net realized and unrealized
          gain (loss) on investments           .3067            .3524      (.7045)          (.6933)       (.0061)           .0029
          ------------------------------- ----------       ----------   ----------       ----------    ----------      ----------
          Total from investment
          operations                           .5532            .5931      (.4585)          (.4473)        .0109            .0209
     ------------------------------------ ==========       ==========   ==========       ==========    ==========      ==========
     Distributions
          ------------------------------- ----------       ----------   ----------       ----------    ----------      ----------
          Dividends from net
          investment income                   (.2332)          (.2331)     (.2515)          (.2527)       (.0209)          (.0209)
----------------------------------------- ----------       ----------   ----------       ----------    ----------      ----------
Net asset value, end of period             $  4.60          $  4.66      $  4.28          $  4.30       $  4.99         $  5.00
----------------------------------------- ==========       ==========   ==========       ==========    ==========      ==========
Total Return                                 13.24%           14.12%       (9.44)%          (9.19)%         .22%+           .55%+
========================================= ==========       ==========   ==========       ==========    ==========      ==========
Ratios/Supplemental Data:
========================================= ==========       ==========   ==========       ==========    ==========      ==========
          Net assets, end of period (000)  $10,316          $ 8,938      $11,346          $ 8,369       $ 2,427         $ 2,488
          ------------------------------- ----------       ----------   ----------       ----------    ----------      ----------
     Ratios to Average Net Assets:
     ==================================== ==========       ==========   ==========       ==========    ==========      ==========
          Expenses, including waiver           .94%             .92%         .89%             .84%          .04%+           .05%+
          ------------------------------- ----------       ----------   ----------       ----------    ----------      ----------
          Expenses, excluding waiver          1.78%            1.83%        1.88%            1.79%          .82%+           .81%+
          ------------------------------- ----------       ----------   ----------       ----------    ----------      ----------
          Net investment income               5.60%            5.38%        5.07%            5.16%          .13%+           .18%+
     ------------------------------------ ----------       ----------   ----------       ----------    ----------      ----------
     Portfolio turnover rate                153.84%          124.95%      224.59%          200.13%          .00%            .00%
=================================================================================================================================

+ Not annualized.
  See Notes to Financial Statements.

================================================================================
Financial Highlights
--------------------------------------------------------------------------------

GLOBAL INCOME TRUST                                                      For the Period
BOND-DEBENTURE TRUST                                                        12/27/94                 For the Period 1/3/94
GROWTH & INCOME TRUST                        Year Ended 10/31/95         (Commencement of  (Commencement of Operations) to 10/31/94
BALANCED TRUST                       ----------------------------------     Operations)    ----------------------------------------
                                         Global       Bond-    Growth &    to 10/31/95         Global           Bond-      Growth &
                                         Income   Debenture      Income  ----------------      Income       Debenture        Income
Per Share Operating Performance:          Trust       Trust       Trust   Balanced Trust        Trust           Trust         Trust
====================================  =========  ===========  ==========  ================  ==========    ============    =========
Net asset value, beginning of period  $   4.60   $    4.65    $    5.07      $   10.00      $    5.00      $   5.00       $   5.00
------------------------------------  ---------  -----------  ----------  ----------------  -----------   ------------    ---------
     Income from investment
     operations
------------------------------------  ---------  -----------  ----------  ----------------  -----------   ------------    ---------
          Net investment income            .318        .40          .12            .38+           .276+         .294+          .089+
          --------------------------  ---------  -----------  ----------  ----------------  -----------   ------------    ---------
          Net realized and
          unrealized gain (loss) on
          investments and foreign
          currency holdings                .257         .13          .97          1.24           (.3763)       (.364)          .041
          --------------------------  ---------  -----------  ----------  ----------------  -----------   ------------    ---------
          Total from investment
          operations                       .575         .53         1.09          1.62           (.1003)       (.070)          .013
     -------------------------------  =========  ===========  ==========  ================  ===========   ============    =========
     Distributions
          --------------------------  ---------  -----------  ----------  ----------------  -----------   ------------    ---------
          Dividends from net
          investment income               (.335)       (.42)        (.12)         (.28)          (.2997)       (.28)          (.06)
------------------------------------  ---------  -----------  ----------  ----------------  -----------   ------------    ---------
Net asset value, end of period        $   4.84   $     4.76    $    6.04        $11.34        $  4.60      $   4.65         $ 5.07
------------------------------------  =========  ===========  ==========  ================  ===========   ============    =========
Total Return                             12.92%+      11.84%+      21.83%+       16.62%+        (1.90)%+      (1.38)%+        2.62%+
====================================  =========  ===========  ==========  ================  ===========   ============    =========
Ratios/Supplemental Data:
====================================  =========  ===========  ==========  ================  ===========   ============    =========
          Net assets, end of
          period (000)                $  7,542    $ 129,188    $  32,770        $1,960        $ 6,710      $ 58,743        $ 9,160
          --------------------------  ---------  -----------  ----------  ----------------  -----------   ------------    ---------
     Ratios to Average Net Assets:
     ===============================  =========  ===========  ==========  ================  ===========   ============    =========
          Expenses, including waiver      1.05%        1.67%        1.16%          .22%+         1.09%+        1.23%+          .61%+
          --------------------------  ---------  -----------  ----------  ----------------  -----------   ------------    ---------
          Expenses, excluding waiver      2.07%        1.67%        1.91%         1.85%+         1.69%+        1.43%+         1.94%+
          --------------------------  ---------  -----------  ----------  ----------------  -----------   ------------    ---------
          Net investment income           6.70%        8.11%        2.06%         3.78%+         5.58%+        6.70%+         2.03%+
     -------------------------------  ---------  -----------  ----------  ----------------  -----------   ------------    ---------
     Portfolio turnover rate            805.46%      100.08%       23.17%       166.53%      1,348.68%        52.34%         31.95%
====================================  =========  ===========  ==========  ================  ===========   ============    =========

+ Not annualized.
  See Notes to Financial Statements.

================================================================================
Notes to Financial Statements
--------------------------------------------------------------------------------
1. Significant Accounting Policies The Company was organized as a Delaware business trust on February 26, 1993, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. On June 1, 1993, Lord Abbett U.S. Government Securities Trust commenced operations when the Company received an initial capital contribution of $100,000 and issued 20,000 shares of the Government Trust to the partners of Lord, Abbett & Co. On October 1, 1993, Lord Abbett National Tax-Free Income Trust, Lord Abbett California Tax-Free Income Trust, Lord Abbett Florida Tax-Free Income Trust and Lord Abbett New York Tax-Free Income Trust and, on January 3, 1994, Lord Abbett Limited Duration U.S. Government Securities Trust, Lord Abbett Global Income Trust, Lord Abbett Bond-Debenture Trust and Lord Abbett Growth & Income Trust commenced operations, respectively, when the Company received an initial capital contribution of $1,000 for each of the above-mentioned series (sometimes referred to herein as the "Series") and issued 200 shares of each series to the partners of Lord, Abbett & Co. On December 22, 1994, Lord Abbett Balanced Trust received an initial capital contribution of $1,000 and issued 100 shares of the Balanced Trust to the partners of Lord, Abbett & Co.

The following is a summary of significant accounting policies consistently followed by the Company. The policies are in conformity with generally accepted accounting principles. (a) Market value is determined as follows:
Securities listed or admitted to trading privileges on any securities exchange are valued at the last sales price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the latest price on the basis of current quotations from dealers (as in the case of bonds), from valuations furnished by an independent pricing service or, in their absence, fair value as determined under procedures approved by the Board of Trustees.
(b) Transactions denominated in foreign currencies are recorded in the Company's records at the rate prevailing when earned or incurred. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. (c) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income in taxable distributions. Therefore, no federal income tax provision is required. (d) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest is recorded on the accrual basis. Discounts on strips are accrued to maturity using the constant yield method. The Series have elected not to amortize premiums on taxable bonds, which is consistent with the treatment for federal income tax purposes. (e) The organization expenses of each series of the Company are amortized evenly over a period of five years from their respective commencements of operations. (f) With respect to the Bond-Debenture Trust, Growth & Income Trust and Balanced Trust, a portion of the proceeds from sales and costs of repurchases of shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares. (g) The Global Income Trust enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments and foreign currency holdings. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract is included in net realized gain or loss from security and foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

2. Repurchase Agreements The Company may enter into repurchase agreements with certain banks and broker/dealers whereby the Company, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100% of the resale price.

3. Investment Grades Investment-grade corporate bonds consist of securities rated within one of the four highest ratings determined either by Moody's Investors Service, Inc. or Standard & Poor's Corporation. Lower rated straight debt consists of securities rated lower than the four highest ratings or that have not been rated.

4. Distributions Dividends from net investment income are declared daily and paid monthly, except for the Bond-Debenture Trust which is declared quarterly and paid monthly and the Growth & Income Trust which is declared and paid quarterly. Taxable net realized gains from security transactions, if any, will be distributed to shareholders in December 1995. At October 31, 1995, accumulated net realized (loss) gain for financial statement purposes aggregated $(44,725,828) for the U.S. Government Securities Trust, $(683,498) for the Limited Duration U.S. Government Securities Trust, $(2,584,531) for the National Tax-Free Income Trust, $(2,226,138) for the California Tax-Free Income Trust, $(1,243,380) for the Florida Tax-Free Income Trust, $(846,007) for the New York Tax-Free Income Trust, $(456,612) for the Global Income Trust, $(1,142,974) for the Bond-Debenture Trust, $200,736 for the Growth & Income Trust and $35,213 for the Balanced Trust. The losses will expire in the year 2002. A distribution was declared on November 15, 1995 from net realized gains from sales of securities as follows:

Series                                              Per Share  Aggregate Amount
--------------------------------------------------------------------------------
Growth & Income Trust                                   $ .04          $220,849
--------------------------------------------------------------------------------
Balanced Trust                                          $ .20          $ 35,635
--------------------------------------------------------------------------------
The distributions for the Growth & Income Trust will be paid November 21, 1995 to each shareholder of record November 15, 1995 and for the Balanced Trust will be paid on December 15, 1995 to

================================================================================
Notes to Financial Statements
--------------------------------------------------------------------------------
each shareholder of record on December 6, 1995, in shares of the respective series or in cash, in accordance with the shareholder's election.
A dividend of $.03 a share from net investment income aggregating $165,637 was declared on the Growth & Income Trust on November 15, 1995 and paid on November 21, 1995 to each shareholder of record on November 15, 1995. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. These differences are primarily caused by differences in timing of recognition of certain components of income, expenses or capital gains and losses. Where such differences are permanent in nature, they are reclassified based upon their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value of the fund.

5. Management Fee and Other Transactions with Affiliates Lord, Abbett & Co. received a management fee of $1,680,537 from the U.S. Government Securities Trust, $67,840 from the Limited Duration U.S. Government Securities Trust and $440,913 from the Bond-Debenture Trust for which it provided the Company with investment management services and executive and other personnel, paid the remuneration of officers, provided office space and paid for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the investment portfolios. Lord Abbett has entered into a sub-advisory agreement with Dunedin Fund Managers Limited ("Dunedin"); Dunedin furnishes investment advisory services in connection with the management of the Global Income Trust. Lord Abbett pays for the cost of Dunedin's services. From November 1, 1994 to October 31, 1995, Lord, Abbett & Co. waived $203,901 in National Tax-Free Income Trust management fees. With respect to the California Tax-Free Income Trust, Lord, Abbett & Co. waived $93,852 in management fees and assumed $45,407 of other expenses. With respect to the Florida Tax-Free Income Trust, Lord, Abbett & Co. waived $51,764 in management fees and assumed $35,558 of other expenses. With respect to the New York Tax-Free Income Trust, Lord, Abbett & Co. waived $45,387 in management fees and assumed $31,461 of other expenses. With respect to the Global Income Trust, Lord, Abbett & Co. waived $35,444 in management fees and assumed $37,447 of other expenses. With respect to the Growth & Income Trust, Lord, Abbett & Co. waived $143,551 in management fees. From December 27, 1994 to October 31, 1995, Lord, Abbett & Co. waived $9,859 of the Balanced Trust management fees and assumed $15,249 of other expenses. The management fee is based on average daily net assets for each month at the annual rate of .50 of 1% for each of the above-mentioned Series, except for the Growth & Income Trust and the Balanced Trust, which have a management fee of .75 of 1% of average daily net assets for each month, respectively. Lord, Abbett & Co. may waive its management fees and pay or reimburse the Company for certain of its other expenses. Any such expenses paid are subject to repayment by each Series, pursuant to a formula based on the asset size and expense ratio of each Series. Each Series shall not be obligated to repay Lord, Abbett & Co. after five full fiscal years after the commencement of the repayment formula or the termination of the Management Agreement, whichever is earlier.

Each Series of the Company has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which authorizes the payment of fees to dealers in order to provide additional incentives for them
(a) to maintain Series shareholder accounts and/or to provide Series shareholders with personal services, including shareholder liaison services, such as responding to customer inquiries and providing information on their investments and (b) to sell shares of the Series. Under the Plan, the Series pay dealers through Lord, Abbett & Co. (1) a service fee and a distribution fee, at the time shares are sold, not to exceed .25% and .75%, respectively, of the net asset value of such shares and (2) at each quarter-end after the first anniversary of the sale of such shares, fees for services and distribution at annual rates not to exceed .25% and .75%, respectively, of the average annual net asset value of shares outstanding (payments with respect to shares not outstanding during the full quarter to be prorated). Lord, Abbett & Co. may retain from the quarterly distribution fee, for payment of distribution expenses incurred directly by it, an amount not to exceed .10% of the average annual net asset value of such shares outstanding.

Certain of the Company's officers and trustees have an interest in Lord, Abbett & Co.

================================================================================
Notes to Financial Statements
--------------------------------------------------------------------------------

6. Share Transactions
Transactions in shares were as follows:

                                                                              Year Ended 10/31/95
                                               -------------------------------------------------------------------------------------
                                                                                               Tax-Free Income Trusts
                                                                 Limited Duration  -------------------------------------------------
                                                U.S. Government   U.S. Government    National   California      Florida     New York
                                               Securities Trust  Securities Trust       Trust        Trust        Trust        Trust
---------------------------------------------- ----------------  ---------------- -----------  -----------  -----------  -----------
Sales of shares                                     11,691,353         1,023,334   2,930,633    1,274,219      586,537      426,104
---------------------------------------------- ----------------  ---------------- -----------  -----------  -----------  -----------
Shares issued to shareholders in reinvestment
of net investment income                             1,351,152            53,696     221,689       38,720       12,982       37,140
---------------------------------------------- ----------------  ---------------- -----------  -----------  -----------  -----------
Total                                               13,042,505         1,077,030   3,152,322    1,312,939      599,519      463,244
---------------------------------------------- ----------------  ---------------- -----------  -----------  -----------  -----------
Shares reacquired                                  (19,832,283)      (1,745,894)  (3,298,880)  (2,233,868)  (1,005,511)    (490,607)
---------------------------------------------- ----------------  ---------------- -----------  -----------  -----------  -----------
Decrease in shares                                  (6,789,778)        (668,864)    (146,558)    (920,929)    (405,992)     (27,363)
---------------------------------------------- ----------------  ---------------- -----------  -----------  -----------  -----------

                                                                   For the Period
                                                                           1/3/94
                                                                    (Commencement
                                                           Year of Operations) to                 Year Ended 10/31/94
                                                          Ended          10/31/94
                                                       10/31/94  ----------------                Tax-Free Income Trusts
                                                 --------------  Limited Duration  -------------------------------------------------
                                                U.S. Government   U.S. Government    National   California      Florida     New York
                                               Securities Trust  Securities Trust       Trust        Trust        Trust        Trust
---------------------------------------------- ----------------  ---------------- -----------  -----------  -----------  -----------
Sales of shares                                     40,979,580         4,106,627   9,578,110    4,557,723    2,519,506    1,956,272
---------------------------------------------- ----------------  ---------------- -----------  -----------  -----------  -----------
Shares issued to shareholders in reinvestment
of net investment income                             1,359,996            30,999     151,394       37,427        8,576       27,678
---------------------------------------------- ----------------  ---------------- -----------  -----------  -----------  -----------
Total                                               42,339,576         4,137,626   9,729,504    4,595,150    2,528,082    1,983,950
---------------------------------------------- ----------------  ---------------- -----------  -----------  -----------  -----------
Shares reacquired                                  (17,135,893)         (976,326) (2,304,802)    (722,147)    (363,021)    (534,521)
---------------------------------------------- ----------------  ---------------- -----------  -----------  -----------  -----------
Increase in shares                                  25,203,683         3,161,300   7,424,702    3,873,003    2,165,061    1,449,429
---------------------------------------------- ----------------  ---------------- -----------  -----------  -----------  -----------

                                                                                  For the Period          For the Period 1/3/94
                                                                                        12/27/94    (Commencement of Operations) to
                                                       Year Ended 10/31/95         (Commencement              10/31/94
                                               ---------------------------------  of Operations) -----------------------------------
                                                   Global       Bond-   Growth &     to 10/31/95     Global        Bond-    Growth &
                                                   Income   Debenture     Income  --------------     Income    Debenture      Income
                                                    Trust       Trust      Trust  Balanced Trust      Trust        Trust       Trust
---------------------------------------------- ---------- ----------- ----------  -------------- ----------  -----------  ----------
Sales of shares                                  696,918  16,417,604  4,043,647         169,376  1,612,842   13,252,808   1,900,839
---------------------------------------------- ---------- ----------- ----------  -------------- ----------  -----------  ----------
Shares issued to shareholders in reinvestment
of net investment income                          34,959     464,791     56,327           3,734     14,467      135,481      10,345
---------------------------------------------- ---------- ----------- ----------  -------------- ----------  -----------  ----------
Total                                            731,877  16,882,395  4,099,974         173,110  1,627,309   13,388,289   1,911,184
---------------------------------------------- ---------- ----------- ----------  -------------- ----------  -----------  ----------
Shares reacquired                               (631,855) (2,398,499)  (477,215)           (458)  (170,328)    (753,962)   (105,921)
---------------------------------------------- ---------- ----------- ----------  -------------- ----------  -----------  ----------
Increase in shares                               100,022  14,483,896  3,622,759         172,652  1,456,981   12,634,327   1,805,263
---------------------------------------------- ---------- ----------- ----------- -------------- ----------  -----------  ----------

7. Capital Paid In
At October 31, 1995, capital paid in aggregated $364,064,883 for the U.S. Government Securities Trust, $12,332,210 for the Limited Duration U.S. Government Securities Trust, $44,324,360 for the National Tax-Free Income Trust, $18,435,503 for the California Tax-Free Income Trust, $11,312,523 for the Florida Tax-Free Income Trust, $9,557,002 for the New York Tax-Free Income Trust, $7,573,766 for the Global Income Trust, $129,527,984 for the Bond-Debenture Trust, $29,090,823 for the Growth & Income Trust and $1,769,869 for the Balanced Trust.

================================================================================
Notes to Financial Statements
--------------------------------------------------------------------------------

8. Purchases and Sales of Securities
(a) Purchases and sales of investment securities (other than short-term investments) were as follows:


Series                                           Purchases                 Sales
--------------------------------------------------------------------------------
U.S. Government Securities Trust            $2,226,398,139        $2,360,432,555
--------------------------------------------------------------------------------
Limited Duration
U.S. Government Securities Trust            $   57,862,460        $   60,149,473
--------------------------------------------------------------------------------
National Tax-Free Income Trust              $   70,431,836        $   68,385,247
--------------------------------------------------------------------------------
California Tax-Free Income Trust            $   18,673,935        $   22,588,641
--------------------------------------------------------------------------------
Florida Tax-Free Income Trust               $   15,572,212        $   17,114,869
--------------------------------------------------------------------------------
New York Tax-Free Income Trust              $   10,454,819        $   10,316,082
--------------------------------------------------------------------------------
Global Income Trust                         $   54,413,911        $   53,934,555
--------------------------------------------------------------------------------
Bond-Debenture Trust                        $  154,655,150        $   84,575,241
--------------------------------------------------------------------------------
Growth & Income Trust                       $   23,371,036        $    4,021,708
--------------------------------------------------------------------------------
Balanced Trust                              $    4,212,070        $    2,506,924
--------------------------------------------------------------------------------

Security gains and losses are computed on the identified cost basis.

As of October 31, 1995, unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

                                                Unrealized            Unrealized
Series                                        Appreciation          Depreciation
--------------------------------------------------------------------------------
U.S. Government Securities Trust                $7,038,861            $  513,974
--------------------------------------------------------------------------------
Limited Duration U.S. Government
Securities Trust                                $  103,564            $   27,480
--------------------------------------------------------------------------------
National Tax-Free Income Trust                  $1,514,454            $  631,387
--------------------------------------------------------------------------------
California Tax-Free Income Trust                $  673,208            $   93,323
--------------------------------------------------------------------------------
Florida Tax-Free Income Trust                   $  353,642            $  111,342
--------------------------------------------------------------------------------
New York Tax-Free Income Trust                  $  287,655            $   55,854
--------------------------------------------------------------------------------
Global Income Trust                             $  149,754            $   46,739
--------------------------------------------------------------------------------
Bond-Debenture Trust                            $3,445,931            $3,114,583
--------------------------------------------------------------------------------
Growth & Income Trust                           $3,619,771            $  326,905
--------------------------------------------------------------------------------
Balanced Trust                                  $  143,865            $    5,691
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial statement purposes.

(b) At October 31, 1995, the Global Income Trust had outstanding forward currency contracts to sell and buy foreign currencies as follows:

                                        Value at
Foreign Currency                 Settlement Date       Current     Appreciation
Sell Contracts                        Receivable         Value    (Depreciation)
--------------------------------------------------------------------------------
Deutsche Marks
expiring 11/16/95                     $1,132,841    $1,192,319         $(59,478)
--------------------------------------------------------------------------------
Deutsche Marks
expiring 12/27/95                       $253,300      $260,304          $(7,004)
--------------------------------------------------------------------------------
French Francs
expiring 11/16/95                       $361,318      $368,246          $(6,928)
--------------------------------------------------------------------------------
Japanese Yen
expiring 11/16/95                       $574,371      $554,578          $19,793
--------------------------------------------------------------------------------
Total                                 $2,321,830    $2,375,447         $(53,617)

                                        Value at
Foreign Currency                 Settlement Date       Current
Buy Contracts                            Payable         Value      Appreciation
--------------------------------------------------------------------------------
Deutsche Marks
expiring 11/16/95                       $511,563      $511,691              $128


9. Trustees' Remuneration
The Trustees of the Company associated with Lord, Abbett & Co. and all officers of the Company receive no compensation from the Company for acting as such. Outside Trustees' fees, including attendance fees for board and committee meetings, and outside Trustees' retirement costs, are allocated among all funds in the Lord Abbett group based on net assets of each fund. The direct remuneration accrued during the period for outside Trustees of the Company as a group was $9,129 (exclusive of expenses), a portion of which has been deemed invested in shares of the Company under a deferred compensation plan contemplating future payment of the value of those shares. As of October 31, 1995, the aggregate amount in Trustees' accounts maintained under the plan was $11,768. Retirement costs accrued during the period amounted to $3,660.


--------------------------------------------------------------------------------
Copyright (C) 1995 by Lord Abbett Securities Trust, 767 Fifth Avenue, New
York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Securities Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Trust's investment objectives and policies and other matters.

All rights reserved. Printed in the U.S.A.
--------------------------------------------------------------------------------

================================================================================
Independent Auditors' Report
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders,
Lord Abbett Securities Trust:

We have audited the accompanying statements of net assets of Lord Abbett Securities Trust-U.S. Government Securities Trust, Limited Duration U.S. Government Securities Trust, National Tax-Free Income Trust, California Tax-Free Income Trust, Florida Tax-Free Income Trust, New York Tax-Free Income Trust, Global Income Trust, Bond-Debenture Trust, Growth & Income Trust and Balanced Trust as of October 31, 1995, the related statements of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Securities Trust-U.S. Government Securities Trust, Limited Duration U.S. Government Securities Trust, National Tax-Free Income Trust, California Tax-Free Income Trust, Florida Tax-Free Income Trust, New York Tax-Free Income Trust, Global Income Trust, Bond-Debenture Trust, Growth & Income Trust and Balanced Trust at October 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
New York, New York
December 8, 1995


================================================================================
Our Management
--------------------------------------------------------------------------------

 Board of Trustees

 Ronald P. Lynch
 Robert S. Dow
 E. Thayer Bigelow*
 Stewart S. Dixon*
 John C. Jansing*+
 C. Alan  MacDonald*+
 Hansel B. Millican, Jr.*+
 Thomas J. Neff*
*Outside Trustee
+Audit Committee

 Officers

 Ronald P. Lynch, Chairman
 Robert S. Dow, President
 David Seto, Executive Vice President
 Kenneth B. Cutler, Vice President and Secretary
 Stephen I. Allen, Vice President
 Daniel E. Carper, Vice President
 Thomas S. Henderson, Vice President
 Robert G. Morris, Vice President
 E. Wayne Nordberg, Vice President
 John J. Walsh, Vice President
 John J. Gargana, Jr., Vice President
 Paul A. Hilstad, Vice President and Assistant Secretatry
 Thomas F. Konop, Vice President and Assistant Secretary
 Victor W. Pizzolato, Vice President
 Keith F. O'Connor, Treasurer
 Joseph Van Dyke, Assistant Treasurer
 Lydia Guzman, Assistant Secretary
 Robert M. Hickey, Assistant Secretary
 A. Edward Oberhaus III, Assistant Secretary

 Investment Manager and
 Underwriter
 Lord, Abbett & Co.
 The General Motors Building
 767 Fifth Avenue
 New York, NY  10153-0203
 212-848-1800



Lord Abbett Counsel Group
The General Motors Building
767 Fifth Avenue
New York, NY 10153-0203


                                                                      LST-2-1095
Lord, Abbett & Co. Investment Management                                 (12/95)